As filed with the SEC on April 28, 2009
Registration No. 333-130942
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 4 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 35 [X]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2009, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

FREEDOM LIFETIME INCOME

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life", the "Company", "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are nine Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity VIP Freedom Lifetime Income® Funds in which these Investments Options invest are: Fidelity VIP Freedom Lifetime Income® I Portfolio ("Lifetime Income I Fund"); Fidelity VIP Freedom Lifetime Income® II Portfolio ("Lifetime Income II Fund"); and Fidelity VIP Freedom Lifetime Income® III Portfolio ("Lifetime Income III Fund"). Five of the investment options (the "FundsManager Investment Options") each invests in a single Fidelity VIP FundsManager® Portfolio. The Fidelity VIP FundsManager® Portfolios in which these Investment Options invest are Fidelity VIP FundsManager® 20% Portfolio ("FundsManager 20% Portfolio"), Fidelity VIP FundsManager® 50% Portfolio ("FundsManager 50% Portfolio"), Fidelity VIP FundsManager® 60% Portfolio ("FundsManager 60% Portfolio"), Fidelity VIP FundsManager® 70% Portfolio ("FundsManager 70% Portfolio"), and Fidelity VIP FundsManager® 85% Portfolio ("FundsManager 85% Portfolio").The remaining Investment Option invests solely in the Fidelity VIP Money Market Portfolio ("Money Market Fund"). Collectively, the Fidelity VIP Freedom Lifetime Income® Funds, Fidelity VIP FundsManager® Portfolios, and the Fidelity VIP Money Market Fund are known as "the Funds."

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Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime Income® Funds and Fidelity VIP FundsManager® Portfolios is Strategic Advisers,® Inc. ("Strategic Advisers"), an affiliate of Fidelity Management & Research Company. The investment adviser for the Fidelity VIP Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2009. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 20.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by the prospectuses for all the Funds in which the Investment Options invest.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2009

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	2
The Variable Account	2
Financial Statements	3
The Funds	3
The Investment Advisers	4
Facts About the Contract
Purchase of a Contract	4
Free Look Privilege	5
Investment Allocation of Your Purchase Payment	5
Exchanges	5
Charges	7
Annuity Income Dates	7
Signature Guarantee	8
Death Benefit	8
Annuity Income	8
Benchmark Rate of Return	9
Comparing Withdrawal Period to Guarantee Period	9
Frequency of Annuity Income Dates	9
Choosing Your Annuity Income Option	9
Annuity Income Options Without a Withdrawal Period	10
Guarantee Period	10
Annuity Income Options With a Withdrawal Period	11
Withdrawal Provisions	11
Reports	13
More About the Contract
Tax Considerations	13
Other Contract Provisions	16
Selling the Contracts	18
Postponement of Benefits	18
More About the Variable Account and the Funds
Changes in Investment Options	18
Total Return for an Investment Option	18
Voting Rights	18
Litigation	19
Table of Contents of the Statement of Additional Information	20

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Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio and Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59½ may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source. You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment". You may only invest in one investment option at any time.

There are nine Investment Options: Lifetime Income I Fund; Lifetime Income II Fund; Lifetime Income III Fund; FundsManager 20% Portfolio; FundsManager 50% Portfolio; FundsManager 60% Portfolio; FundsManager 70% Portfolio; and FundsManager 85% Portfolio; and Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege on page 5. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

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Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and EFILI and should be retained.

Fee Table

The following items describe the fees and expenses that you will pay while owning the contract. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including annual Fund operating expenses.

Contract Owner Transaction Expenses	None
Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.32%	0.92%

Facts about Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts the Company may offer, as described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

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There are nine Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, and FundsManager 85% Portfolio, and Money Market Fund.

FINANCIAL STATEMENTS

Financial statements for EFILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Principal Investment Strategies

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Strategic Advisers invests each Fidelity VIP Freedom Lifetime Income Fund's assets in a combination of mutual funds managed by Fidelity Management & Research Company: domestic and international equity funds, investment-grade and high yield fixed-income funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Fidelity VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939.The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income II Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 20% in domestic equity funds, 60% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income II Fund will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

The FundsManager Investment Options normally invest in a combination of underlying Fidelity retail and VIP funds. Strategic Advisers, Inc., invests each Fidelity VIP FundsManager Portfolio in a combination of funds which include domestic equity funds, international equity funds, fixed income funds, and money market funds. Each fund's assets are invested according to the fund's approximate minimum target asset allocation to equity funds reflected in its name.

FundsManager 20% Portfolio seeks high current income and, and as a secondary objective, capital appreciation. The target asset allocation of FundsManager 20% Portfolio is approximately 20% domestic equity funds, 50% fixed-income funds and 30% money market funds.

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FundsManager 50% Portfolio seeks high total return. The target asset allocation of FundsManager 50% Portfolio is approximately 45% domestic equity funds, 5% international equity funds, 40% fixed-income funds, and 10% money market funds.

FundsManager 60% Portfolio seeks high total return. The target asset allocation of FundsManager 60% Portfolio is approximately 50% domestic equity funds, 10% international equity funds, 35% fixed-income funds, and 5% money market funds.

FundsManager 70% Portfolio seeks high total return. The target asset allocation of FundsManager 70% Portfolio is approximately 60% domestic equity funds, 10% international equity funds, 25% fixed-income funds, and 5% money market funds.

FundsManager 85% Portfolio seeks high total return. The target asset allocation of FundsManager 85% Portfolio is approximately 70% domestic equity funds, 15% international equity funds, and 15% fixed-income funds.

The Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Fidelity Management & Research Company's principal investment strategies for the Money Market Fund include: (1) investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; (2) potentially entering into reverse repurchase agreements; (3) investing more than 25% of total assets in the financial services industries; and (4) investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

For more information about the Funds, including the mutual funds in which the VIP Freedom Lifetime Income Funds and VIP FundsManager Portfolios invest, and fees associated with each Fund, please refer to the respective Fund's prospectus.

THE INVESTMENT ADVISERS

Strategic Advisers,® Inc.

Strategic Advisers is each Fidelity VIP Freedom Lifetime Income Fund's and each Fidelity VIP FundsManager Portfolio's investment manager. As the manager, Strategic Advisers administers the asset allocation program for each Fidelity VIP Freedom Lifetime Income Fund and and each Fidelity VIP FundsManager Portfolio.

Fidelity Management & Research Company

Fidelity Management & Research Company, an affiliate of Strategic Advisers, is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds and Fidelity VIP FundsManager Portfolios invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Fidelity VIP Money Market Fund.

The address of Strategic Advisers and Fidelity Management & Research Company is 82 Devonshire Street, Boston, Massachusetts 02109.

Important

You will find more complete information about the Funds, including the risks associated with each, in their respective prospectuses. You should read them in conjunction with this prospectus.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

· The minimum Purchase Payment for a Contract is generally $25,000.

· You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

· Generally, either you or the Joint Annuitant must be no more than 85 years old. To have a Withdrawal Period either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.

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· Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

Your Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option for the period that ends fifteen (15) days after your contract's issue date. At the end of the Valuation Period in which the fifteenth day occurs any amount then in the Money Market Investment Option will be reallocated to the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange. An automatic transfer from the Money Market Investment Option to another Investment Option during or at the end your free look period will not count as an Exchange.

· Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

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The Money Market Fund and FundsManager Portfolios are also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

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· Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount transferred will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Money Market Investment Option.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

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SIGNATURE GUARANTEE

Certain requests may require a signature guarantee. A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Contract Ownership.

2. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page 1 of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Money Market Investment Option. The number of units will depend on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Money Market Investment Option.

Your units of the Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

You will be entirely invested in the Money Market Investment Option for 15 days after the Contract is issued. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

EFILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

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The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options EFILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

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ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Option 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

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If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your contract or make withdrawals from your Contract, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

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Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

· Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

· Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

· Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

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· Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using the 1983 Individual Annuitant Mortality Table "a" and the Benchmark Rate of Return. The mortality assumption used contains higher mortality rates than the tables used to determine the original level of annuity payments.

REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

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Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70½. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your minimum required distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59½; (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59½. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59½, a withdrawal that is made either before age 59½ or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

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It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59½ satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59½, you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Empire Fidelity Investments Life's Tax Status

EFILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

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Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2. Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4. Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

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If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Choosing Your Annuity Income Options.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7. Dividends. The Contract is "non-participating". This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8. Notification of Death. If there are two Annuitants, the survivor is responsible for informing us of the other Annuitant's death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9. Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10. Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

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SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason. Payments delayed for 10 days or longer will be credited with interest at a rate equal to the minimum rate required by applicable law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

EFILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

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If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents
of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388
EFFLI-pro-0409
1.825528.104

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INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. When this Contract is issued, you have 30 days after you receive it from us to examine it. Within those 30 days, you can return the contract to us for any reason. If you do return the Contract, the Contract will be canceled. If you choose to cancel the contract, return it to the Annuity Service Center with a written request within the free look period. If you cancel the contract within ten days after you receive it, we will refund the greater of (1) your Purchase Payment in full, neither crediting your account for earnings or charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. If you cancel the Contract after the tenth day from when it is received, we will promptly refund your Purchase Payment, including any fees or charges deducted from the purchase payment that is allocated to the separate account, plus or minus the investment performance of the Contract. If your freelook period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

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10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70½, if later, and the owner's spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The annuity income from your Purchase Payment allocated to the Investment Option will vary depending upon the actual investment performance of the Investment Option you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.10%.

(b) Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.50%.

(c) Portfolio Expenses

The Portfolios associated with the Investment Option incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

EFFLI

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2009

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company ("EFILI") through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2009 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFFLI-ptb-0409
1.825529.104

You may purchase a Contract only with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 13 of the Prospectus.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2008 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2008, 2007 and 2006

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 8, 2009

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 BALANCE SHEETS

(in thousands, except share data) December 31, 2008 and 2007

ASSETS	2008	2007

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $44,228 in 2008 and $64,854 in 2007)	$ 44,615	$ 65,800

Total investments	44,615	65,800

Cash and cash equivalents	23,138	449
Accrued investment income	420	958
Deferred policy acquisition costs	28,816	28,914
Reinsurance deposit and receivables	126,476	125,464
Property and equipment, net	1,410	1,760
Other assets	792	4,123
Income taxes receivable	1,332	1,044
Separate account assets	1,126,775	1,547,178

Total assets	$ 1,353,774	$ 1,775,690

LIABILITIES

Future contract and policy benefits	$ 89,280	$ 85,797
Contractholder deposit funds	55,782	60,437
Deferred tax liability	5,134	5,144
Cash overdraft	--	2,818
Other liabilities and accrued expenses	1,108	445
Payable to parent and affiliates	514	6
Separate account liabilities	1,126,775	1,547,178

Total liabilities	1,278,593	1,701,825

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	294	537
Retained earnings	59,387	57,828

Total stockholder's equity	75,181	73,865

Total liabilities and stockholder's equity	$ 1,353,774	$ 1,775,690

The accompanying notes are an integral part of the financial statements.

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands) for the years ended December 31, 2008, 2007 and 2006

	2008	2007	2006

Revenues:
Fees charged to contractholders	$ 10,996	$ 11,045	$ 9,566
Net investment income	1,934	2,890	3,183
Interest on reinsurance deposit	3,417	3,796	3,395
Fund administration fees	318	419	358
Net realized investment gains (losses)	792	(156)	(50)
Premiums	750	1,054	989

Total revenue	18,207	19,048	17,441

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	11,859	10,748	7,398
Contract and policy benefits and expenses	4,647	3,667	3,704

Total benefits and expenses	16,506	14,415	11,102

Income before income taxes	1,701	4,633	6,339

Income tax expense	142	841	1,696

Net income	1,559	3,792	4,643

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	488	825	5
Reclassification adjustment for net realized (gains) losses included in net income	(792)	156	50
Benefit (provision) for income taxes related to items of other comprehensive income	61	(295)	(23)

Other comprehensive income (gains) losses, net of tax	(243)	686	32

Comprehensive income	$ 1,316	$ 4,478	$ 4,675

(1)Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands) for the years ended December 31, 2008, 2007 and 2006

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2005	$ 2,000	$ 13,500	$ (181)	$ 49,393	$ 64,712

Comprehensive income:
Net income	--	--	--	4,643	4,643
Other comprehensive income	--	--	32	--	32

Balance at December 31, 2006	$ 2,000	$ 13,500	$ (149)	$ 54,036	$ 69,387

Comprehensive income:
Net income	--	--	--	3,792	3,792
Other comprehensive income	--	--	686	--	686

Balance at December 31, 2007	$ 2,000	$ 13,500	$ 537	$ 57,828	$ 73,865

Comprehensive income:
Net income	--	--	--	1,559	1,559
Other comprehensive income	--	--	(243)	--	(243)

Balance at December 31, 2008	$ 2,000	$ 13,500	$ 294	$ 59,387	$ 75,181

The accompanying notes are an integral part of the financial statements.

 EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

 (A Wholly-Owned Ultimate Subsidiary of FMR LLC)

 STATEMENTS OF CASH FLOWS

(in thousands) for the years ended December 31, 2008, 2007 and 2006

	2008	2007	2006
Cash flows from operating activities:
Net income	$ 1,559	$ 3,792	$ 4,643
Adjustments to reconcile net income to net cash provided (used for) by operating activities:
Amortization and depreciation	700	470	508
Net realized investment (gains) losses	(792)	156	50
Provision (benefit) for deferred taxes	100	(930)	197
Change in assets and liabilities:
Accrued investment income	538	(36)	185
Change in deferred policy acquisition costs, net of amortization	353	(888)	(1,210)
Future contract and policy benefits	14,920	24,586	26,430
Reinsurance deposit and receivables	(1,012)	(23,280)	(27,689)
Payable to parent and affiliates	508	(568)	99
Income taxes	(288)	(394)	125
Other assets and other liabilities, net	3,948	(3,470)	(356)

Net cash provided (used for) by operating activities	20,534	(562)	2,982

Cash flows from investing activities:
Purchase of debt securities	(164,017)	(34,220)	(19,181)
Proceeds from sales of debt securities	181,546	30,982	14,209
Proceeds from maturities and calls of debt securities	3,565	8,533	11,471
Investment trades payable	--	--	73
Investment trades receivable	(3)	14	(7)
Capital expenditures	(27)	(903)	(984)

Net cash provided by investing activities	21,064	4,406	5,581

Cash flows from financing activities:
Change in cash overdraft	(2,818)	2,818	--
Deposits credited to variable annuity contracts	205,040	242,970	145,376
Deposits credited to fixed annuity contracts	311	9,292	9,264
Net transfers to separate account	(78,246)	(124,103)	(53,363)
Withdrawals from variable annuity contracts	(132,432)	(125,357)	(103,693)
Withdrawals from fixed annuity contracts	(10,764)	(10,426)	(7,580)

Net cash used for financing activities	(18,909)	(4,806)	(9,996)

Net increase (decrease) in cash and cash equivalents	22,689	(962)	(1,433)

Cash and cash equivalents:
Beginning of year	449	1,411	2,844

End of year	$ 23,138	$ 449	$ 1,411

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. Prior to October 1, 2007, FILI was a wholly-owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Strategic Advisers, Inc. Previously, the Company offered certain portfolios in the Old Mutual Insurance Series Funds. Effective December 2008, the Old Mutual Insurance Series Funds were liquidated and closed. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc. and the Strategic Advisers, Inc. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income with life contingency or period certain. Effective February 26, 2008, the five year term life insurance product was closed to new business. In 2006, the Company sold its first variable universal life contracts, which are allocated to the Variable Life Accounts. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $23,011,000 and $65,000 at December 31, 2008 and 2007, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contractholders and are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GWMB") (see Note 3 - Guaranteed Benefits Under Statement of Position 03-01) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. The Company issues a GMWB product that guarantees payments over the lifetime of the contractholder. Reserves for these lifetime benefits are calculated as required by SOP 03-1.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product, a 20-year period for the deferred annuity products (except 30 years for the GMWB product) and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges). Prior to 2008, the long term return assumption was 9.0% before fund expenses and other charges; and the projected return was limited to no greater than 13.0% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

During 2008, the Company reduced its long term projected investment returns on separate account fund balances after performing additional analysis which indicated a shift in the asset mix from 2007 (73% equities, 12% bonds, 15% cash) to 2008 (63% equities, 14% bonds, 23% cash) as well as a decrease in the weighted average return based on Ibbotson data. The reduction in the maximum projected return was also based on Ibbotson data and resulted in a reduction of about 1.5% from the prior level.

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

The Company early adopted SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements.

During 2008, the Company trued-up for actual internal replacement performance as well as unlocked our future internal replacement assumptions based on actual experience.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use," which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $1,410,000 and $1,760,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2008 and 2007, respectively. Depreciation expense on these capitalized software development costs were $377,000 and $126,000 in 2008 and 2007, respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Adoption of New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between participants (an exit price). The statement establishes a fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based on the best information available when the external market data is limited or unavailable ("unobservable inputs"). In addition, SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 had no impact on the financial assets and financial liabilities that are required to be measured at fair value. See Note 5 - Fair Value Measurements for additional information regarding fair value.

In February 2008, the FASB issued FSP No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and nonfinancial liabilities. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of SFAS 157 to the nonfinancial assets and nonfinancial liabilities within the scope of FSP FAS 157-2.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement allows companies to make an election on an individual instrument basis, to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are not financial instruments, at fair value. Companies shall report unrealized gains and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159 was effective for fiscal years after November 15, 2007. The effect of the first re-measurement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company has elected not to choose the fair value option for any of the Company's financial assets and liabilities as of January 1, 2008.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities. The Company adopted the provisions of FIN 48 effective January 1, 2007 (See Note 6 - Income Taxes). The adoption of this interpretation had no impact on the Company's financial statements.

On February 16, 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155 (1) permits fair value re-measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006.

At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this statement. The Company adopted this guidance effective January 1, 2007. The adoption of this statement had no impact on the Company's financial statements.

In May 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of this statement had no impact on the Company's financial statements.

During 2005, the FASB issued FSP FAS No. 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments" ("FSP 115-1"). FSP 115-1 provides a model for determining whether to record impairment losses associated with investments in certain equity and debt securities and references other existing accounting guidance. FSP 115-1 also carries forward the disclosure requirements of EITF 03-01, "The Meaning of Other Than Temporary Impairment and its Application to Certain Investments" relating to securities in an unrealized loss position. This guidance also requires income to be accrued on a level-yield basis following an impairment of debt securities. The Company adopted this guidance effective January 1, 2006. Adoption of this statement did not have a material effect on the Company's financial position or results of operations.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01:

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-1 requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. Reserves for these benefits are accounted for under SOP 03-1 as the benefits settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2008	2007
Beginning balance	$ 495	$ 669
Unlocking of benefit ratio	1,218	(162)
Interest on reserve	117	34
Claims paid	(186)	(305)
Accrual of benefit ratio	270	259

Ending balance	$ 1,914	$ 495

The reinsurance recoverables associated with GMDB were $1,732,000 and $467,000 at December 31, 2008 and 2007, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8%-11% depending on the underlying fund type.
  The projection model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2%-7% and 1%-3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 9.5% depending on calendar year.
  The discount rate is 6.83%.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01 (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2008 and 2007. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2008	2007
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 472,788	$ 831,324
Net amount at risk	$ 56,393	$ 20,269
Average attained age of contractholders	62	61
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 29,426	$ 48,829
Net amount at risk	$ 21,168	$ 7,476
Average attained age of contractholders	66	65

Guaranteed Minimum Withdrawal Benefits

The Company has a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contractholder based on a preset withdrawal percentage as defined in the contract. The contractholder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2008	2007
	(in thousands)
Beginning Balance	$ 31	$ --
Interest on reserve	2	--
Change in benefit ratio	18	31
Claims paid	--	--
Ending Balance	$ 51	$ 31

The reinsurance recoverables associated with GMWB was $51,000 and $31,000 at December 31, 2008 and 2007, respectively.

The reserve methodology and assumptions for developing the GMWB policy benefit liability involved calculating benefit ratios based on investment performance returns of 7.5% and discount rates of 5.25%. The mortality assumption is the annuity 2000 table and the lapse rates range from 2% to 10% with a dynamic lapse reduction for contracts in the money.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS UNDER STATEMENT OF POSITION 03-01 (CONTINUED):

The table below displays the account value and guaranteed withdrawal value at December 31, 2008 and 2007 (in thousands):

	Years Ended December 31,
	2008	2007
	(in thousands)
Account Value	$ 92,516	$ 24,747
GMWB Value	121,991	24,910

Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to cover GWMB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product will close to new business. Consequently, the new reinsurance agreement will terminate effective March 31, 2009. The new reinsurance agreement will provide reinsurance coverage for business sold from January 1, 2009 through March 31, 2009.

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)
Debt securities	$ 2,552	$ 3,462	$ 3,632
Cash and cash equivalents	164	170	184
Total investment income	2,716	3,632	3,816
Less: Investment expenses	782	742	633
Net Investment income	$ 1,934	$ 2,890	$ 3,183

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)
Debt securities:
Gross realized gains	$ 2,733	$ 171	$ 13
Gross realized losses	$ (1,461)	$ (155)	$ (63)

Realized investment losses as a result of other than temporary impairments in the value of investments were $480,000, $172,000, and $0 in 2008, 2007 and 2006, respectively. There were no debt securities that were non-income producing for 2008 and 2007, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2008	2007	2006
	(in thousands)
Debt securities	$ 387	$ 946	$ (317)
DAC	66	(189)	92
Deferred income tax (expense) benefit	(159)	(220)	76
	$ 294	$ 537	$ (149)

Debt securities that have been in a continuous unrealized loss position as of December 31, 2008 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (471)	$ 14,237	75
Greater than 12 months	(44)	893	19
	$ (515)	$ 15,130	94
Below investment grade debt securities:
0-12 months	$ --	$ --	--
Greater than 12 months	--	--	--
	$ --	$ --	--

Total	$ (515)	$ 15,130	94

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2007 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (27)	$ 2,904	26
Greater than 12 months	(122)	16,666	64
	$ (149)	$ 19,570	90
Below investment grade debt securities:
0-12 months	$ (11)	$ 777	2
Greater than 12 months	(21)	920	2
	$ (32)	$ 1,697	4

Total	$ (181)	$ 21,267	94

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2008 and 2007. The majority of the securities are investment grade fixed maturities with fair values at or greater than 96% of amortized cost at December 31, 2008. There were no investments in below investment grade securities as of December 31, 2008. The decline in market value was primarily the result of an increase in interest rates from the security's purchase date.

The amortized cost and fair value of debt securities, by type of issuer, were as follows:

	December 31, 2008
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 28,152	$ 834	$ (3)	$ 28,983
Corporate debt securities	15,354	68	(469)	14,953
Mortgage and asset backed securities	722	--	(43)	679

	$ 44,228	$ 902	$ (515)	$ 44,615

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

	December 31, 2007
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S. Government corporations and agency securities	$ 20,681	$ 769	$ --	$ 21,450
Corporate debt securities	30,933	252	(178)	31,007
Mortgage and asset backed securities	13,240	106	(3)	13,343

	$ 64,854	$ 1,127	$ (181)	$ 65,800

The amortized cost and fair value of debt securities at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 3,436	$ 3,427
Due after 1 year through 5 years	39,381	39,844
Due after 5 year through 10 years	689	665
Mortgage and asset backed securities	722	679
	$ 44,228	$ 44,615

At December 31, 2008 and 2007, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2008, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $395,000 and $409,000, respectively. At December 31, 2007, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $389,000 and $402,000, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS:

In accordance with SFAS 157, the Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon SFAS 157's three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

The majority of the Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2008:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2008
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 28,983	$ --	$ 28,983
Corporate debt securities	--	14,953	--	14,953
Mortgage and asset backed securities	--	672	7	679
Total available-for-sale debt securities	$ --	$ 44,608	$ 7	$ 44,615
Separate account assets	1,126,775	--	--	1,126,775
Total	$ 1,126,775	$ 44,608	$ 7	$ 1,171,390

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis from January 1, 2008 to December 31, 2008 were as follows:

Total Realized and Unrealized
Gains (Losses)
	Beginning Balance, January 1, 2008	Recorded in Revenue	Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2008	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2008
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ --	$ --	$ (4)	$ --	$ 11	$ 7	$ --

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

Financial Instruments Not Carried at Fair Value

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded). Certain financial instruments are not measured at fair value in the financial statements but is disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above FAS 157 discussion.

	2008		2007
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Cash (Note 2)	$ 127	$ 127	$ 384	$ 384
Reinsurance deposit and receivables	126,476	127,849	125,464	125,936
	$ 126,603	$ 127,976	$ 125,848	$ 126,320

Financial Liabilities:
Future contract and policy benefits	$ 89,280	$ 89,280	$ 85,797	$ 85,797
Contractholder deposit funds	55,782	57,159	60,437	60,908
Cash overdraft	--	--	2,818	2,818
	$ 145,062	$ 146,439	$ 149,052	$ 149,523

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)
Current:
Federal	$ 158	$ 1,422	$ 1,307
State	(116)	349	192
	42	1,771	1,499
Deferred:
Federal	100	(930)	197
Provision for income taxes	$ 142	$ 841	$ 1,696

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2008	2007
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (6,662)	$ (6,673)
Unrealized (gains) losses on available-for-sale securities	(135)	(273)
Contractholder reserves	1,236	1,697
Deferred revenue	482	531
Capitalized software	(13)	(536)
Deferred compensation and retirement benefit plans	(13)	(20)
Alternative minimum tax credit	115	--
Other, net	(144)	130

Net deferred tax liability	$ (5,134)	$ (5,144)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 595	$ 1,622	$ 2,219
Dividends received deduction	(383)	(1,056)	(646)
Other, net	(70)	275	123

	$ 142	$ 841	$ 1,696

The Company paid FILI federal and state income taxes of $500,000, $2,164,000 and $1,374,000 in 2008, 2007 and 2006, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

FIN 48

The Company adopted FIN 48 as of January 1, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties.

Currently, the Company only files income tax returns in the United States as part of a consolidated return with FILI. The Company is no longer subject to U.S. federal or local tax examinations for years before 2004. The Company is currently under review by the State of New York for tax years 2005 and 2006. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded pursuant to FIN 48. In addition, the Company did not record a cumulative effect adjustment related to the adoption of FIN 48.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $383,000, $1,056,000 and $646,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2008, 2007 and 2006, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)
Statutory net income	$ (118)	$ 2,787	$ 4,238
Statutory surplus	$ 51,673	$ 51,161	$ 49,301

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $6,404,000, $8,116,000 and $5,299,000 in 2008, 2007 and 2006, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,479,000, $3,901,000, and $3,304,000 in 2008, 2007 and 2006, respectively, for such services. Effective January 1, 2007, EFILI entered into an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $197,000 and $212,000 in 2008 and 2007, respectively for such services. Previously, the Company had an investment management agreement with Fidelity Management Trust Company ("FMTC") to provide investment and managerial advice. The Company incurred charges of $228,000 in 2006 for such services.

FMR LLC maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR LLC's policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Effective May 1, 2007, FMR LLC terminated the defined benefit pension plan. Pension costs of $0, $27,000 and $136,000 were charged to the Company in 2008, 2007 and 2006, respectively.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $357,000, $313,000 and $319,000 in 2008, 2007 and 2006, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $0 in 2008, 2007 and 2006, respectively.

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)

Commissions, gross	$ 6,404	$ 8,116	$ 5,299
Compensation and benefits	2,897	2,412	2,626
Capitalization of deferred policy acquisition costs	(6,227)	(7,172)	(4,733)
Amortization of deferred policy acquisition costs	6,580	6,284	3,521
Rent expenses	318	283	282
Taxes, licenses and fees	265	68	(7)
General insurance expenses	1,622	757	410

	$ 11,859	$ 10,748	$ 7,398

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2008, 2007 and 2006, the Company adjusted amortization by $3,191,000, $3,649,000 and $1,287,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures all of its GMWB provisions with a reinsurer.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2008). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company received a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new policies issued after May 1, 2006, the front end ceding expense allowance was 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2008	2007
(in thousands)
Deposit assets:
Genworth Life Insurance Company of New York	$ 81,721	$ 81,980
Principal Life Insurance Company	39,632	39,957

Reinsurance deposits	$ 121,353	$ 121,937

Contractholder deposit funds and future benefits	$ 122,733	$ 123,453

Interest on reinsurance deposit	$ 3,417	$ 3,796
Contract and policy benefits and expenses	$ 2,724	$ 2,690

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2008	2007	2006
	(in thousands)

Direct life premiums	$ 1,403	$ 1,316	$ 1,264
Reinsurance ceded	(653)	(262)	(275)
Net life premiums	$ 750	$ 1,054	$ 989

Direct contract and policy benefits	$ 18,576	$ 17,808	$ 14,607
Reinsurance ceded	(13,929)	(14,141)	(10,903)
Net contract and policy benefits	$ 4,647	$ 3,667	$ 3,704

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2008

(2_fidelity_logos)(registered_trademark)

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 125,756	$ 174,473	$ 10,016	$ 6,184	$ 46,358	$ 8,211	$ 32,391	$ 5,088
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	125,756	174,473	10,016	6,184	46,358	8,211	32,391	5,088
Liabilities:
Payable to EFILI	7	8	0	0	1	0	1	0
Total net assets	$ 125,749	$ 174,465	$ 10,016	$ 6,184	$ 46,357	$ 8,211	$ 32,390	$ 5,088
Net Assets:
Fidelity Retirement Reserves	$ 119,920	$ 0	$ 8,222	$ 0	$ 41,796	$ 0	$ 29,814	$ 0
Fidelity Income Advantage	5,829	0	1,794	0	4,561	0	2,576	0
Fidelity Personal Retirement	0	170,720	0	6,184	0	8,211	0	5,088
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	3,745	0	0	0	0	0	0
Total net assets	$ 125,749	$ 174,465	$ 10,016	$ 6,184	$ 46,357	$ 8,211	$ 32,390	$ 5,088
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,482	-	344	-	1,060	-	745	-
Unit Value	$ 21.88	$ -	$ 23.89	$ -	$ 39.44	$ -	$ 40.04	$ -
Fidelity Income Advantage:
Units Outstanding	272	-	77	-	118	-	66	-
Unit Value	$ 21.46	$ -	$ 23.43	$ -	$ 38.69	$ -	$ 39.27	$ -
Fidelity Personal Retirement:
Units Outstanding	-	14,965	-	719	-	1,157	-	699
Unit Value	$ -	$ 11.41	$ -	$ 8.60	$ -	$ 7.10	$ -	$ 7.28
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	73	-	-	-	-	-	-
Unit Value	$ -	$ 10.31	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	291	-	-	-	-	-	-
Unit Value	$ -	$ 10.29	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 8,609	$ 4,642	$ 7,072	$ 36,272	$ 20,079	$ 32,366	$ 4,339
Receivable from EFILI	0	1	0	0	0	0	0
Total assets	8,609	4,643	7,072	36,272	20,079	32,366	4,339
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 8,609	$ 4,643	$ 7,072	$ 36,272	$ 20,079	$ 32,366	$ 4,339
Net Assets:
Fidelity Retirement Reserves	$ 8,214	$ 4,123	$ 0	$ 29,924	$ 0	$ 29,676	$ 0
Fidelity Income Advantage	395	520	0	6,348	0	2,690	0
Fidelity Personal Retirement	0	0	7,072	0	20,079	0	4,339
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 8,609	$ 4,643	$ 7,072	$ 36,272	$ 20,079	$ 32,366	$ 4,339
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	309	413	-	1,028	-	1,063	-
Unit Value	$ 26.57	$ 9.98	$ -	$ 29.11	$ -	$ 27.91	$ -
Fidelity Income Advantage:
Units Outstanding	15	53	-	222	-	98	-
Unit Value	$ 26.06	$ 9.89	$ -	$ 28.55	$ -	$ 27.37	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	829	-	1,912	-	486
Unit Value	$ -	$ -	$ 8.53	$ -	$ 10.50	$ -	$ 8.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 50,508	$ 7,672	$ 2,202	$ 84,132	$ 25,571	$ 10,272	$ 50,339
Receivable from EFILI	0	0	0	0	0	0	0
Total assets	50,508	7,672	2,202	84,132	25,571	10,272	50,339
Liabilities:
Payable to EFILI	3	0	0	0	0	0	0
Total net assets	$ 50,505	$ 7,672	$ 2,202	$ 84,132	$ 25,571	$ 10,272	$ 50,339
Net Assets:
Fidelity Retirement Reserves	$ 33,569	$ 6,702	$ 0	$ 78,404	$ 0	$ 8,265	$ 0
Fidelity Income Advantage	3,805	970	0	5,728	0	2,007	0
Fidelity Personal Retirement	13,131	0	2,202	0	25,571	0	12,294
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	38,045
Total net assets	$ 50,505	$ 7,672	$ 2,202	$ 84,132	$ 25,571	$ 10,272	$ 50,339
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,346	396	-	2,662	-	675	-
Unit Value	$ 24.93	$ 16.91	$ -	$ 29.46	$ -	$ 12.25	$ -
Fidelity Income Advantage:
Units Outstanding	156	58	-	198	-	167	-
Unit Value	$ 24.45	$ 16.59	$ -	$ 28.89	$ -	$ 12.02	$ -
Fidelity Personal Retirement:
Units Outstanding	1,691	-	266	-	3,208	-	1,481
Unit Value	$ 7.76	$ -	$ 8.27	$ -	$ 7.97	$ -	$ 8.30
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	4,693
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 6.55
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	1,118
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 6.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 835	$ 739	$ 12,676	$ 2,104	$ 3,901	$ 574	$ 26,748	$ 10,433
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	835	739	12,676	2,104	3,901	574	26,748	10,433
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 835	$ 739	$ 12,675	$ 2,104	$ 3,901	$ 574	$ 26,748	$ 10,433
Net Assets:
Fidelity Retirement Reserves	$ 778	$ 0	$ 10,535	$ 0	$ 3,357	$ 0	$ 23,874	$ 0
Fidelity Income Advantage	57	0	2,140	0	544	0	2,874	0
Fidelity Personal Retirement	0	739	0	2,104	0	574	0	10,433
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 835	$ 739	$ 12,675	$ 2,104	$ 3,901	$ 574	$ 26,748	$ 10,433
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	83	-	839	-	455	-	1,610	-
Unit Value	$ 9.34	$ -	$ 12.55	$ -	$ 7.38	$ -	$ 14.83	$ -
Fidelity Income Advantage:
Units Outstanding	6	-	174	-	75	-	197	-
Unit Value	$ 9.25	$ -	$ 12.31	$ -	$ 7.24	$ -	$ 14.58	$ -
Fidelity Personal Retirement:
Units Outstanding	-	95	-	274	-	93	-	1,252
Unit Value	$ -	$ 7.75	$ -	$ 7.67	$ -	$ 6.14	$ -	$ 8.33
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 3,340	$ 1,631	$ 3,128	$ 1,523	$ 2,185	$ 1,177	$ 7,959	$ 4,606
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	3,341	1,631	3,128	1,523	2,185	1,177	7,959	4,606
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 3,341	$ 1,631	$ 3,128	$ 1,523	$ 2,185	$ 1,177	$ 7,959	$ 4,606
Net Assets:
Fidelity Retirement Reserves	$ 3,086	$ 0	$ 2,832	$ 0	$ 1,957	$ 0	$ 7,534	$ 0
Fidelity Income Advantage	255	0	296	0	228	0	425	0
Fidelity Personal Retirement	0	1,631	0	1,523	0	1,177	0	4,606
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,341	$ 1,631	$ 3,128	$ 1,523	$ 2,185	$ 1,177	$ 7,959	$ 4,606
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	401	-	279	-	323	-	520	-
Unit Value	$ 7.70	$ -	$ 10.15	$ -	$ 6.06	$ -	$ 14.48	$ -
Fidelity Income Advantage:
Units Outstanding	33	-	30	-	38	-	30	-
Unit Value	$ 7.61	$ -	$ 10.00	$ -	$ 5.97	$ -	$ 14.26	$ -
Fidelity Personal Retirement:
Units Outstanding	-	267	-	150	-	180	-	546
Unit Value	$ -	$ 6.10	$ -	$ 10.16	$ -	$ 6.55	$ -	$ 8.43
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 3,178	$ 1,595	$ 1,304	$ 994	$ 1,692	$ 1,847	$ 167	$ 112
Receivable from EFILI	1	0	0	0	0	0	1	0
Total assets	3,179	1,595	1,304	994	1,692	1,847	168	112
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 3,179	$ 1,595	$ 1,304	$ 994	$ 1,692	$ 1,847	$ 167	$ 112
Net Assets:
Fidelity Retirement Reserves	$ 3,025	$ 0	$ 1,286	$ 0	$ 1,630	$ 0	$ 163	$ 0
Fidelity Income Advantage	154	0	18	0	62	0	5	0
Fidelity Personal Retirement	0	1,595	0	994	0	1,847	0	112
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,179	$ 1,595	$ 1,304	$ 994	$ 1,692	$ 1,847	$ 168	$ 112
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	323	-	200	-	133	-	22	-
Unit Value	$ 9.38	$ -	$ 6.45	$ -	$ 12.25	$ -	$ 7.43	$ -
Fidelity Income Advantage:
Units Outstanding	17	-	3	-	5	-	1	-
Unit Value	$ 9.24	$ -	$ 6.35	$ -	$ 12.07	$ -	$ 7.32	$ -
Fidelity Personal Retirement:
Units Outstanding	-	196	-	187	-	216	-	16
Unit Value	$ -	$ 8.15	$ -	$ 5.31	$ -	$ 8.54	$ -	$ 6.80
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 2,172	$ 1,650	$ 8,630	$ 19,559	$ 430	$ 350	$ 814	$ 1,342
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	2,172	1,650	8,630	19,559	430	350	814	1,342
Liabilities:
Payable to EFILI	0	0	1	0	0	0	0	0
Total net assets	$ 2,172	$ 1,650	$ 8,629	$ 19,559	$ 430	$ 350	$ 814	$ 1,342
Net Assets:
Fidelity Retirement Reserves	$ 1,973	$ 0	$ 6,786	$ 0	$ 408	$ 0	$ 711	$ 0
Fidelity Income Advantage	199	0	1,843	0	22	0	103	0
Fidelity Personal Retirement	0	1,650	0	19,559	0	350	0	1,342
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,172	$ 1,650	$ 8,629	$ 19,559	$ 430	$ 350	$ 814	$ 1,342
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	179	-	610	-	59	-	108	-
Unit Value	$ 11.03	$ -	$ 11.12	$ -	$ 6.93	$ -	$ 6.61	$ -
Fidelity Income Advantage:
Units Outstanding	18	-	167	-	3	-	16	-
Unit Value	$ 10.92	$ -	$ 11.01	$ -	$ 6.88	$ -	$ 6.56	$ -
Fidelity Personal Retirement:
Units Outstanding	-	236	-	1,913	-	53	-	212
Unit Value	$ -	$ 6.99	$ -	$ 10.22	$ -	$ 6.65	$ -	$ 6.33
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 926	$ 1,977	$ 1,127	$ 1,828	$ 183	$ 345	$ 501	$ 1,818
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	926	1,977	1,127	1,828	183	345	501	1,818
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 926	$ 1,977	$ 1,127	$ 1,828	$ 183	$ 345	$ 501	$ 1,818
Net Assets:
Fidelity Retirement Reserves	$ 695	$ 0	$ 1,108	$ 0	$ 177	$ 0	$ 501	$ 0
Fidelity Income Advantage	231	0	19	0	6	0	0	0
Fidelity Personal Retirement	0	1,977	0	1,828	0	345	0	1,818
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 926	$ 1,977	$ 1,127	$ 1,828	$ 183	$ 345	$ 501	$ 1,818
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	99	-	170	-	25	-	49	-
Unit Value	$ 7.05	$ -	$ 6.52	$ -	$ 7.09	$ -	$ 10.16	$ -
Fidelity Income Advantage:
Units Outstanding	33	-	3	-	1	-	-	-
Unit Value	$ 7.00	$ -	$ 6.47	$ -	$ 7.04	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	288	-	287	-	49	-	178
Unit Value	$ -	$ 6.88	$ -	$ 6.37	$ -	$ 7.00	$ -	$ 10.20
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 464	$ 1,307	$ 1,820	$ 3,798	$ 2,615	$ 3,997
Receivable from EFILI	0	0	0	0	0	0
Total assets	464	1,307	1,820	3,798	2,615	3,997
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 464	$ 1,307	$ 1,820	$ 3,798	$ 2,615	$ 3,997
Net Assets:
Fidelity Retirement Reserves	$ 464	$ 0	$ 1,820	$ 0	$ 2,615	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	1,307	0	3,798	0	3,997
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 464	$ 1,307	$ 1,820	$ 3,798	$ 2,615	$ 3,997
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	50	-	198	-	284	-
Unit Value	$ 9.28	$ -	$ 9.18	$ -	$ 9.20	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	142	-	418	-	442
Unit Value	$ -	$ 9.21	$ -	$ 9.09	$ -	$ 9.05
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 1,828	$ 5,823	$ 723	$ 1,258	$ 800	$ 1,836
Receivable from EFILI	0	0	0	0	0	0
Total assets	1,828	5,823	723	1,258	800	1,836
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 1,828	$ 5,823	$ 723	$ 1,258	$ 800	$ 1,836
Net Assets:
Fidelity Retirement Reserves	$ 1,828	$ 0	$ 723	$ 0	$ 800	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	5,823	0	1,258	0	1,836
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 1,828	$ 5,823	$ 723	$ 1,258	$ 800	$ 1,836
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	210	-	84	-	96	-
Unit Value	$ 8.72	$ -	$ 8.63	$ -	$ 8.30	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	681	-	150	-	228
Unit Value	$ -	$ 8.54	$ -	$ 8.42	$ -	$ 8.06
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 1,829	$ 474	$ 454	$ 1,488	$ 16,692	$ 40,810
Receivable from EFILI	0	0	0	0	0	0
Total assets	1,829	474	454	1,488	16,692	40,810
Liabilities:
Payable to EFILI	1	0	0	0	0	0
Total net assets	$ 1,828	$ 474	$ 454	$ 1,488	$ 16,692	$ 40,810
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 424	$ 0	$ 2,230	$ 6,281
Fidelity Income Advantage	0	0	30	0	1,243	4,802
Fidelity Personal Retirement	0	0	0	1,488	13,219	29,522
Fidelity Freedom Lifetime Income	1,828	474	0	0	0	205
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 1,828	$ 474	$ 454	$ 1,488	$ 16,692	$ 40,810
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	-	66	-	224	730
Unit Value	$ -	$ -	$ 6.43	$ -	$ 9.97	$ 8.61
Fidelity Income Advantage:
Units Outstanding	-	-	5	-	125	561
Unit Value	$ -	$ -	$ 6.40	$ -	$ 9.92	$ 8.56
Fidelity Personal Retirement:
Units Outstanding	-	-	-	228	1,306	3,380
Unit Value	$ -	$ -	$ -	$ 6.51	$ 10.12	$ 8.73
Fidelity Freedom Lifetime Income:
Units Outstanding	199	53	-	-	-	26
Unit Value	$ 9.19	$ 8.87	$ -	$ -	$ -	$ 7.90
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 54,501	$ 37,749	$ 16,054	$ 673	$ 1,128	$ 649	$ 734
Receivable from EFILI	0	0	0	0	0	0	0
Total assets	54,501	37,749	16,054	673	1,128	649	734
Liabilities:
Payable to EFILI	1	1	0	0	0	0	0
Total net assets	$ 54,500	$ 37,748	$ 16,054	$ 673	$ 1,128	$ 649	$ 734
Net Assets:
Fidelity Retirement Reserves	$ 1,116	$ 5,107	$ 2.236	$ 586	$ 0	$ 597	$ 0
Fidelity Income Advantage	180	2,862	597	87	0	52	0
Fidelity Personal Retirement	2,478	29,779	13,221	0	1,128	0	734
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	50,726	0	0	0	0	0	0
Total net assets	$ 54,500	$ 37,748	$ 16,054	$ 673	$ 1,128	$ 649	$ 734
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	149	666	318	68	-	100	-
Unit Value	$ 7.49	$ 7.67	$ 7.04	$ 8.65	$ -	$ 5.99	$ -
Fidelity Income Advantage:
Units Outstanding	24	375	85	10	-	9	-
Unit Value	$ 7.48	$ 7.63	$ 7.00	$ 8.62	$ -	$ 5.97	$ -
Fidelity Personal Retirement:
Units Outstanding	329	3,826	1,850	-	129	-	122
Unit Value	$ 7.52	$ 7.78	$ 7.15	$ -	$ 8.72	$ -	$ 6.03
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	5,759	-	-	-	-	-	-
Unit Value	$ 7.35	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,142	-	-	-	-	-	-
Unit Value	$ 7.34	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 100	$ 68	$ 77	$ 338	$ 10,372	$ 3,889
Receivable from EFILI	0	0	0	0	0	0
Total assets	100	68	77	338	10,372	3,889
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 100	$ 68	$ 77	$ 388	$ 10,372	$ 3,889
Net Assets:
Fidelity Retirement Reserves	$ 99	$ 0	$ 77	$ 0	$ 7,148	$ 1,958
Fidelity Income Advantage	1	0	0	0	410	184
Fidelity Personal Retirement	0	68	0	338	2,814	1,747
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 100	$ 68	$ 77	$ 338	$ 10,372	$ 3,889
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	19	-	17	-	491	104
Unit Value	$ 5.16	$ -	$ 4.44	$ -	$ 14.57	$ 18.87
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	29	10
Unit Value	$ -	$ -	$ -	$ -	$ 14.29	$ 18.51
Fidelity Personal Retirement:
Units Outstanding	-	13	-	76	415	179
Unit Value	$ -	$ 5.20	$ -	$ 4.45	$ 6.78	$ 9.78
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus
Assets:
Investments at market value	$ 2,880	$ 4,664	$ 2,543	$ 1,729	$ 1,314	$ 1,458	$ 417
Receivable from EFILI	0	0	0	1	0	0	1
Total assets	2,880	4,664	2,543	1,730	1,314	1,458	418
Liabilities:
Payable to EFILI	1	0	0	0	0	0	0
Total net assets	$ 2,879	$ 4,664	$ 2,543	$ 1,730	$ 1,314	$ 1,458	$ 418
Net Assets:
Fidelity Retirement Reserves	$ 1,469	$ 2,072	$ 2,322	$ 1,518	$ 1,268	$ 983	$ 338
Fidelity Income Advantage	255	382	221	212	46	255	80
Fidelity Personal Retirement	1,155	2,210	0	0	0	220	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 2,879	$ 4,664	$ 2,543	$ 1,730	$ 1,314	$ 1,458	$ 418
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	128	217	201	113	167	100	46
Unit Value	$ 11.45	$ 9.54	$ 11.55	$ 13.39	$ 7.61	$ 9.87	$ 7.29
Fidelity Income Advantage:
Units Outstanding	23	41	20	16	6	26	11
Unit Value	$ 11.23	$ 9.36	$ 11.32	$ 13.13	$ 7.46	$ 9.68	$ 7.15
Fidelity Personal Retirement:
Units Outstanding	164	319	-	-	-	36	-
Unit Value	$ 7.06	$ 6.92	$ -	$ -	$ -	$ 6.12	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

For the year ended December 31, 2008

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class
Assets:
Investments at market value	$ 5,378	$ 349	$ 210	$ 286	$ 317
Receivable from EFILI	1	0	0	0	0
Total assets	5.379	349	210	286	317
Liabilities:
Payable to EFILI	0	0	0	0	0
Total net assets	$ 5,379	$ 349	$ 210	$ 286	$ 317
Net Assets:
Fidelity Retirement Reserves	$ 2,592	$ 222	$ 0	$ 262	$ 0
Fidelity Income Advantage	151	127	0	24	0
Fidelity Personal Retirement	2,636	0	210	0	317
Fidelity Freedom Lifetime Income	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0
Total net assets	$ 5,379	$ 349	$ 210	$ 286	$ 317
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	348	37	-	47	-
Unit Value	$ 7.44	$ 6.02	$ -	$ 5.59	$ -
Fidelity Income Advantage:
Units Outstanding	20	21	-	4	-
Unit Value	$ 7.40	$ 6.00	$ -	$ 5.57	$ -
Fidelity Personal Retirement:
Units Outstanding	349	-	35	-	56
Unit Value	$ 7.55	$ -	$ 6.06	$ -	$ 5.63
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 2,889	$ 4,410	$ 1,097	$ 664	$ 1,720	$ 291
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	720	0	89	0	507	0
Administrative and other charges	48	0	6	0	34	0
Total expenses	768	0	95	0	541	0
Fidelity Income Advantage:
Mortality and expense risk charges	23	0	19	0	55	0
Administrative and other charges	8	0	6	0	19	0
Total expenses	31	0	25	0	74	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	297	0	15	0	26
Administrative and other charges	0	74	0	4	0	6
Total expenses	0	371	0	19	0	32
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	31	0	0	0	0
Administrative and other charges	0	9	0	0	0	0
Total expenses	0	40	0	0	0	0
Total expenses	799	411	120	19	615	32
Net investment income (loss)	2,090	3,999	977	645	1,105	259
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(722)	(149)	(3,794)	(782)
Realized gain distributions	0	0	0	0	82	14
Net realized gain (loss) on investments	0	0	(722)	(149)	(3,712)	(768)
Unrealized appreciation (depreciation)	0	0	(3,928)	(2,623)	(36,654)	(6,264)
Net increase (decrease) in net assets from operations	$ 2,090	$ 3,999	$ (3,673)	$ (2,127)	$ (39,261)	$ (6,773)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 416	$ 58	$ 336	$ 182	$ 267	$ 1,848	$ 805
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	379	0	98	54	0	262	0
Administrative and other charges	25	0	7	4	0	17	0
Total expenses	404	0	105	58	0	279	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	0	4	8	0	53	0
Administrative and other charges	11	0	2	3	0	18	0
Total expenses	43	0	6	11	0	71	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	17	0	0	23	0	38
Administrative and other charges	0	4	0	0	6	0	10
Total expenses	0	21	0	0	29	0	48
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	447	21	111	69	29	350	48
Net investment income (loss)	(31)	37	225	113	238	1,498	757
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,528)	151	(303)	(418)	(529)	(603)	(55)
Realized gain distributions	0	0	1,739	1,107	1,426	36	16
Net realized gain (loss) on investments	(2,528)	151	1,436	689	897	(567)	(39)
Unrealized appreciation (depreciation)	(29,485)	(5,162)	(9,144)	(5,310)	(7,437)	(2,646)	(1,466)
Net increase (decrease) in net assets from operations	$ (32,044)	$ (4,974)	$ (7,483)	$ (4,508)	$ (6,302)	$ (1,715)	$ (748)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 1,126	$ 147	$ 1,515	$ 204	$ 56	$ 1,222	$ 340
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	322	0	355	77	0	917	0
Administrative and other charges	21	0	24	5	0	61	0
Total expenses	343	0	379	82	0	978	0
Fidelity Income Advantage:
Mortality and expense risk charges	27	0	42	11	0	67	0
Administrative and other charges	9	0	14	4	0	23	0
Total expenses	36	0	56	15	0	90	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	32	0	5	0	73
Administrative and other charges	0	3	8	0	1	0	18
Total expenses	0	13	40	0	6	0	91
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	379	13	475	97	6	1,068	91
Net investment income (loss)	747	134	1,040	107	50	154	249
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,061)	(111)	(61)	(530)	5	(2,125)	(400)
Realized gain distributions	4,911	403	748	9	1	3,898	994
Net realized gain (loss) on investments	3,850	292	687	(521)	6	1,773	594
Unrealized appreciation (depreciation)	(19,283)	(2,323)	(32,327)	(4,421)	(1,143)	(70,907)	(20,095)
Net increase (decrease) in net assets from operations	$ (14,686)	$ (1,897)	$ (30,600)	$ (4,835)	$ (1,087)	$ (68,980)	$ (19,252)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 247	$ 1,143	$ 8	$ 6	$ 228	$ 32
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	100	0	11	0	129	0
Administrative and other charges	7	0	1	0	9	0
Total expenses	107	0	12	0	138	0
Fidelity Income Advantage:
Mortality and expense risk charges	23	0	1	0	24	0
Administrative and other charges	8	0	1	0	8	0
Total expenses	31	0	2	0	32	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	34	0	3	0	6
Administrative and other charges	0	9	0	1	0	1
Total expenses	0	43	0	4	0	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	286	0	0	0	0
Administrative and other charges	0	82	0	0	0	0
Total expenses	0	368	0	0	0	0
Total expenses	138	411	14	4	170	7
Net investment income (loss)	109	732	(6)	2	58	25
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(913)	(281)	(281)	(421)	(693)	(5)
Realized gain distributions	615	1,197	13	12	2,236	236
Net realized gain (loss) on investments	(298)	916	(268)	(409)	1,543	231
Unrealized appreciation (depreciation)	(6,417)	(24,024)	(580)	(467)	(11,808)	(1,636)
Net increase (decrease) in net assets from operations	$ (6,606)	$ (22,376)	$ (854)	$ (874)	$ (10,207)	$ (1,380)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 29	$ 3	$ 190	$ 56	$ 45	$ 19
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	53	0	297	0	46	0
Administrative and other charges	3	0	20	0	3	0
Total expenses	56	0	317	0	49	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	34	0	4	0
Administrative and other charges	2	0	11	0	1	0
Total expenses	10	0	45	0	5	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	30	0	6
Administrative and other charges	0	1	0	8	0	2
Total expenses	0	3	0	38	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	66	3	362	38	54	8
Net investment income (loss)	(37)	0	(172)	18	(9)	11
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(673)	(125)	(678)	(271)	(795)	(464)
Realized gain distributions	0	0	7,884	2,316	1,596	779
Net realized gain (loss) on investments	(673)	(125)	7,206	2,045	801	315
Unrealized appreciation (depreciation)	(5,025)	(741)	(27,651)	(9,197)	(5,009)	(2,396)
Net increase (decrease) in net assets from operations	$ (5,735)	$ (866)	$ (20,617)	$ (7,134)	$ (4,217)	$ (2,070)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 97	$ 45	$ 5	$ 1	$ 17	$ 1
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	36	0	28	0	137	0
Administrative and other charges	2	0	2	0	9	0
Total expenses	38	0	30	0	146	0
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	3	0	10	0
Administrative and other charges	1	0	1	0	3	0
Total expenses	5	0	4	0	13	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	7	0	4	0	18
Administrative and other charges	0	2	0	1	0	5
Total expenses	0	9	0	5	0	23
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	43	9	34	5	159	23
Net investment income (loss)	54	36	(29)	(4)	(142)	(22)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(496)	(914)	(195)	(172)	118	191
Realized gain distributions	18	15	741	309	595	297
Net realized gain (loss) on investments	(478)	(899)	546	137	713	488
Unrealized appreciation (depreciation)	(1,868)	(722)	(3,176)	(1,575)	(13,068)	(6,986)
Net increase (decrease) in net assets from operations	$ (2,292)	$ (1,585)	$ (2,659)	$ (1,442)	$ (12,497)	$ (6,520)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 16	$ 9	$ 36	$ 27	$ 28	$ 27
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	35	0	13	0	20	0
Administrative and other charges	2	0	1	0	1	0
Total expenses	37	0	14	0	21	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	1	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	2	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	5	0	2	0	5
Administrative and other charges	0	1	0	1	0	1
Total expenses	0	6	0	3	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	39	6	15	3	23	6
Net investment income (loss)	(23)	3	21	24	5	21
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(401)	(909)	(169)	(30)	(293)	(187)
Realized gain distributions	779	682	153	70	62	43
Net realized gain (loss) on investments	378	(227)	(16)	40	(231)	(144)
Unrealized appreciation (depreciation)	(2,438)	(983)	(1,359)	(792)	(1,181)	(1,027)
Net increase (decrease) in net assets from operations	$ (2,083)	$ (1,207)	$ (1,354)	$ (728)	$ (1,407)	$ (1,150)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 1	$ 1	$ 94	$ 67	$ 495	$ 1,116
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2	0	26	0	57	0
Administrative and other charges	0	0	2	0	4	0
Total expenses	2	0	28	0	61	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	2	0	14	0
Administrative and other charges	0	0	1	0	4	0
Total expenses	0	0	3	0	18	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	(0)	0	5	0	43
Administrative and other charges	0	0	0	1	0	11
Total expenses	0	0	0	6	0	54
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	2	0	31	6	79	54
Net investment income (loss)	(1)	1	63	61	416	1,062
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(27)	(18)	(217)	(130)	(69)	(228)
Realized gain distributions	3	2	42	29	49	103
Net realized gain (loss) on investments	(24)	(16)	(175)	(101)	(20)	(125)
Unrealized appreciation (depreciation)	(84)	(58)	(1,555)	(1,245)	(1,500)	(3,504)
Net increase (decrease) in net assets from operations	$ (109)	$ (73)	$ (1,667)	$ (1,285)	$ (1,104)	$ (2,567)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 0	$ 0	$ 24	$ 46
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	6	0	10	0	11	0
Administrative and other charges	0	0	1	0	1	0
Total expenses	6	0	11	0	12	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	2	0
Administrative and other charges	0	0	1	0	1	0
Total expenses	1	0	2	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	6	0	6
Administrative and other charges	0	0	0	1	0	1
Total expenses	0	1	0	7	0	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	7	1	13	7	15	7
Net investment income (loss)	(7)	(1)	(13)	(7)	9	39
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(110)	(28)	(187)	(404)	(276)	(100)
Realized gain distributions	2	1	11	19	2	5
Net realized gain (loss) on investments	(108)	(27)	(176)	(385)	(274)	(95)
Unrealized appreciation (depreciation)	(395)	(314)	(811)	(1,321)	(762)	(1,621)
Net increase (decrease) in net assets from operations	$ (510)	$ (342)	$ (1,000)	$ (1,713)	$ (1,027)	$ (1,677)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 17	$ 25	$ 0	$ 1	$ 19	$ 71
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	14	0	4	0	4	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	15	0	4	0	4	0
Fidelity Income Advantage:
Mortality and expense risk charges	(0)	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	2	0	3
Administrative and other charges	0	2	0	0	0	1
Total expenses	0	8	0	2	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	8	4	2	4	4
Net investment income (loss)	2	17	(4)	(1)	15	67
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(117)	(82)	(37)	(173)	(2)	3
Realized gain distributions	67	102	0	0	8	25
Net realized gain (loss) on investments	(50)	20	(37)	(173)	6	28
Unrealized appreciation (depreciation)	(1,042)	(1,721)	(194)	(264)	(83)	(262)
Net increase (decrease) in net assets from operations	$ (1,090)	$ (1,684)	$ (235)	$ (438)	$ (62)	$ (167)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 18	$ 46	$ 64	$ 155	$ 90	$ 144
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	17	0	23	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	4	0	18	0	25	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	10	0	10
Administrative and other charges	0	1	0	2	0	2
Total expenses	0	3	0	12	0	12
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	(1)
Administrative and other charges	0	0	0	0	0	1
Total expenses	0	0	0	0	0	0
Total expenses	4	3	18	12	25	12
Net investment income (loss)	14	43	46	143	65	132
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1)	4	(24)	(90)	(15)	(109)
Realized gain distributions	20	72	92	277	151	359
Net realized gain (loss) on investments	19	76	68	187	136	250
Unrealized appreciation (depreciation)	(174)	(419)	(750)	(1,767)	(1,152)	(1,859)
Net increase (decrease) in net assets from operations	$ (141)	$ (300)	$ (636)	$ (1,437)	$ (951)	$ (1,477)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 58	$ 200	$ 24	$ 43	$ 25	$ 70
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	16	0	7	0	8	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	17	0	7	0	9	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	14	0	5	0	5
Administrative and other charges	0	3	0	1	0	1
Total expenses	0	17	0	6	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	17	17	7	6	9	6
Net investment income (loss)	41	183	17	37	16	64
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5)	(20)	0	(223)	(3)	(77)
Realized gain distributions	116	575	54	183	81	227
Net realized gain (loss) on investments	111	555	54	(40)	78	150
Unrealized appreciation (depreciation)	(990)	(3,432)	(410)	(897)	(563)	(1,397)
Net increase (decrease) in net assets from operations	$ (838)	$ (2,694)	$ (339)	$ (900)	$ (469)	$ (1,183)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 79	$ 20	$ 5	$ 14	$ 526
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	5	0	13
Administrative and other charges	0	0	0	0	1
Total expenses	0	0	5	0	14
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	(0)	0	7
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	0	0	10
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	3	27
Administrative and other charges	0	0	0	1	7
Total expenses	0	0	0	4	34
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	13	3	0	0	0
Administrative and other charges	2	1	0	0	0
Total expenses	15	4	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	15	4	5	4	58
Net investment income (loss)	64	16	0	10	468
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(52)	(3)	(48)	(11)	(80)
Realized gain distributions	115	37	0	0	44
Net realized gain (loss) on investments	63	34	(48)	(11)	(36)
Unrealized appreciation (depreciation)	(753)	(249)	(211)	(724)	(1,887)
Net increase (decrease) in net assets from operations	$ (626)	$ (199)	$ (259)	$ (725)	$ (1,455)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 1,232	$ 955	$ 978	$ 312	$ 8	$ 13
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	51	3	48	22	5	0
Administrative and other charges	3	0	3	1	0	0
Total expenses	54	3	51	23	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	39	0	27	11	1	0
Administrative and other charges	13	0	9	3	0	0
Total expenses	52	0	36	14	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	73	2	78	33	0	2
Administrative and other charges	18	1	19	8	0	0
Total expenses	91	3	97	41	0	2
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	316	0	0	0	0
Administrative and other charges	0	90	0	0	0	0
Total expenses	0	406	0	0	0	0
Total expenses	198	412	184	78	6	2
Net investment income (loss)	1,034	543	794	234	2	11
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,205)	(43)	(884)	(380)	(42)	(9)
Realized gain distributions	611	165	1,276	667	0	0
Net realized gain (loss) on investments	(594)	122	392	287	(42)	(9)
Unrealized appreciation (depreciation)	(13,307)	(13,825)	(19,603)	(10,223)	(113)	(237)
Net increase (decrease) in net assets from operations	$ (12,867)	$ (13,160)	$ (18,417)	$ (9,702)	$ (153)	$ (235)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets (a)	VIP - Emerging Markets Investor Class (a)
Income:
Dividends	$ 8	$ 8	$ 2	$ 1	$ 1	$ 4
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	8	0	0	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	8	0	0	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	4	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	9	4	0	0	1	0
Net investment income (loss)	(1)	4	2	1	0	4
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(439)	(1,002)	(17)	(26)	(58)	(22)
Realized gain distributions	3	3	0	0	0	0
Net realized gain (loss) on investments	(436)	(999)	(17)	(26)	(58)	(22)
Unrealized appreciation (depreciation)	(676)	(773)	(10)	(33)	(58)	(141)
Net increase (decrease) in net assets from operations	$ (1,113)	$ (1,768)	$ (25)	$ (58)	$ (116)	$ (159)

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value
Income:
Dividends	$ 0	$ 358	$ 120	$ 288	$ 0	$ 47	$ 55
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	136	20	18	29	9	31	14
Administrative and other charges	9	1	1	2	1	2	1
Total expenses	145	21	19	31	10	33	15
Fidelity Income Advantage:
Mortality and expense risk charges	9	2	3	7	1	5	2
Administrative and other charges	3	1	1	2	0	2	1
Total expenses	12	3	4	9	1	7	3
Fidelity Personal Retirement:
Mortality and expense risk charges	15	5	3	7	0	0	0
Administrative and other charges	4	1	1	2	0	0	0
Total expenses	19	6	4	9	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	176	30	27	49	11	40	18
Net investment income (loss)	(176)	328	93	239	(11)	7	37
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,449)	(264)	(68)	(799)	(2,563)	(740)	(550)
Realized gain distributions	8,139	207	1,357	1,125	0	831	0
Net realized gain (loss) on investments	5,690	(57)	1,289	326	(2,563)	91	(550)
Unrealized appreciation (depreciation)	(25,270)	(1,244)	(3,646)	(5,333)	2,005	(826)	(39)
Net increase (decrease) in net assets from operations	$ (19,756)	$ (973)	$ (2,264)	$ (4,768)	$ (569)	$ (728)	$ (552)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - Small Cap Core I	CST - International Focus	CST - Global Small Cap Focus
Income:
Dividends	$ 0	$ 0	$ 0	$ 53	$ 2	$ 39	$ 14
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	29	30	28	19	14	15	5
Administrative and other charges	2	2	2	1	1	1	0
Total expenses	31	32	30	20	15	16	5
Fidelity Income Advantage:
Mortality and expense risk charges	1	2	3	3	1	1	1
Administrative and other charges	0	1	1	1	0	1	0
Total expenses	1	3	4	4	1	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	32	35	34	24	16	18	6
Net investment income (loss)	(32)	(35)	(34)	29	(14)	21	8
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(88,711)	(13,598)	(605)	(112)	(618)	(259)	(301)
Realized gain distributions	0	0	0	629	0	0	0
Net realized gain (loss) on investments	(88,711)	(13,598)	(605)	517	(618)	(259)	(301)
Unrealized appreciation (depreciation)	87,377	11,745	(1,586)	(1,847)	(139)	(913)	(163)
Net increase (decrease) in net assets from operations	$ (1,366)	$ (1,888)	$ (2,225)	$ (1,301)	$ (771)	$ (1,151)	$ (456)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2008

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend	SAI - Small Cap Blend Investor Class
Income:
Dividends	$ 223	$ 4	$ 2	$ 1	$ 1
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	39	3	0	1	0
Administrative and other charges	3	0	0	0	0
Total expenses	42	3	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	0	0	0
Administrative and other charges	1	0	0	0	0
Total expenses	6	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	12	0	1	0	0
Administrative and other charges	3	0	0	0	0
Total expenses	15	0	1	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	63	3	1	1	0
Net investment income (loss)	160	1	1	0	1
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,328)	(68)	(51)	(8)	1
Realized gain distributions	696	0	0	0	0
Net realized gain (loss) on investments	(1,632)	(68)	(51)	(8)	1
Unrealized appreciation (depreciation)	(6,323)	(111)	(71)	(141)	(90)
Net increase (decrease) in net assets from operations	$ (7,795)	$ (178)	$ (121)	$ (149)	$ (88)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 2,090	$ 3,269	$ 3,999	$ 3,987	$ 977	$ 1,262	$ 645	$ 616
Net realized gain (loss) on investments	0	0	0	0	(722)	(111)	(149)	67
Unrealized appreciation (depreciation)	0	0	0	0	(3,928)	(730)	(2,623)	(571)
Net increase (decrease) in net assets from operations	2,090	3,269	3,999	3,987	(3,673)	421	(2,127)	112
Contract Transactions:
Payments received from contract owners	2,970	8,905	154,272	110,922	100	137	468	2,709
Transfers between sub-accounts and the fixed account, net	70,696	17,145	(69,684)	(32,136)	(2,265)	(3,223)	827	1,125
Contract benefits	(1,512)	(885)	(387)	(629)	(350)	(381)	0	(2)
Contract terminations	(28,949)	(22,106)	(33,672)	(10,544)	(808)	(1,397)	(566)	(878)
Contract maintenance charges	(17)	(12)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	84	(30)	(6)	1	(3)	(49)	0	0
Net increase (decrease) in net assets from contract transactions	43,272	3,017	50,523	67,614	(3,328)	(4,915)	729	2,954
Total increase (decrease) in net assets	45,362	6,286	54,522	71,601	(7,001)	(4,494)	(1,398)	3,066
Net Assets:
Beginning of period	80,387	74,101	119,943	48,342	17,017	21,511	7,582	4,516
End of period	$ 125,749	$ 80,387	$ 174,465	$ 119,943	$ 10,016	$ 17,017	$ 6,184	$ 7,582
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 1,105	$ 955	$ 259	$ 261	$ (31)	$ 24	$ 37	$ 24
Net realized gain (loss) on investments	(3,712)	12,554	(768)	1,671	(2,528)	(1,719)	151	110
Unrealized appreciation (depreciation)	(36,654)	(11,833)	(6,264)	(2,029)	(29,485)	17,618	(5,162)	1,339
Net increase (decrease) in net assets from operations	(39,261)	1,676	(6,773)	(97)	(32,044)	15,923	(4,974)	1,473
Contract Transactions:
Payments received from contract owners	388	1,361	118	3,413	164	441	153	735
Transfers between sub-accounts and the fixed account, net	(11,217)	(14,029)	(1,245)	2,072	(6,242)	(7,652)	(310)	4,121
Contract benefits	(1,320)	(1,929)	0	(2)	(625)	(893)	0	0
Contract terminations	(3,005)	(8,774)	(705)	(129)	(2,916)	(4,231)	(188)	(44)
Contract maintenance charges	(14)	(18)	0	0	(13)	(15)	0	0
Other transfers (to) from EFILI, net	12	(130)	0	(1)	7	(29)	0	(2)
Net increase (decrease) in net assets from contract transactions	(15,156)	(23,519)	(1,832)	5,353	(9,625)	(12,379)	(345)	4,810
Total increase (decrease) in net assets	(54,417)	(21,843)	(8,605)	5,256	(41,669)	3,544	(5,319)	6,283
Net Assets:
Beginning of period	100,774	122,617	16,816	11,560	74,059	70,515	10,407	4,124
End of period	$ 46,357	$ 100,774	$ 8,211	$ 16,816	$ 32,390	$ 74,059	$ 5,088	$ 10,407

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 225	$ 472	$ 113	$ 300	$ 238	$ 328
Net realized gain (loss) on investments	1,436	1,782	689	2,096	897	760
Unrealized appreciation (depreciation)	(9,144)	596	(5,310)	(613)	(7,437)	421
Net increase (decrease) in net assets from operations	(7,483)	2,850	(4,508)	1,783	(6,302)	1,509
Contract Transactions:
Payments received from contract owners	0	0	66	299	699	1,987
Transfers between sub-accounts and the fixed account, net	(1,816)	(1,966)	(2,301)	(837)	(1,555)	4,284
Contract benefits	(186)	(118)	(107)	(166)	(3)	(2)
Contract terminations	(451)	(1,347)	(371)	(849)	(191)	(81)
Contract maintenance charges	(3)	(4)	(3)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	2	(15)	3	1	1	1
Net increase (decrease) in net assets from contract transactions	(2,454)	(3,450)	(2,713)	(1,555)	(1,050)	6,188
Total increase (decrease) in net assets	(9,937)	(600)	(7,221)	228	(7,352)	7,697
Net Assets:
Beginning of period	18,546	19,146	11,864	11,636	14,424	6,727
End of period	$ 8,609	$ 18,546	$ 4,643	$ 11,864	$ 7,072	$ 14,424
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 1,498	$ 1,658	$ 757	$ 348	$ 747	$ 2,891	$ 134	$ 170
Net realized gain (loss) on investments	(567)	(221)	(39)	35	3,850	1,976	292	69
Unrealized appreciation (depreciation)	(2,646)	144	(1,466)	116	(19,283)	2,596	(2,323)	145
Net increase (decrease) in net assets from operations	(1,715)	1,581	(748)	499	(14,686)	7,463	(1,897)	384
Contract Transactions:
Payments received from contract owners	386	657	3,486	5,030	518	893	897	526
Transfers between sub-accounts and the fixed account, net	(2,606)	(4,015)	2,748	2,772	(3,754)	(3,507)	1,261	1,625
Contract benefits	(986)	(933)	0	(14)	(942)	(1,323)	0	0
Contract terminations	(3,440)	(3,132)	(1,324)	(266)	(3,575)	(4,629)	(107)	(61)
Contract maintenance charges	(6)	(8)	0	0	(8)	(9)	0	0
Other transfers (to) from EFILI, net	(61)	(55)	0	0	(18)	1	0	1
Net increase (decrease) in net assets from contract transactions	(6,713)	(7,486)	4,910	7,522	(7,779)	(8,574)	2,051	2,091
Total increase (decrease) in net assets	(8,428)	(5,905)	4,162	8,021	(22,465)	(1,111)	154	2,475
Net Assets:
Beginning of period	44,700	50,605	15,917	7,896	54,831	55,942	4,185	1,710
End of period	$ 36,272	$ 44,700	$ 20,079	$ 15,917	$ 32,366	$ 54,831	$ 4,339	$ 4,185

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 1,040	$ 2,541	$ 107	$ 478	$ 50	$ 41
Net realized gain (loss) on investments	687	3,999	(521)	(265)	6	6
Unrealized appreciation (depreciation)	(32,327)	(2,375)	(4,421)	2,072	(1,143)	87
Net increase (decrease) in net assets from operations	(30,600)	4,165	(4,835)	2,285	(1,087)	134
Contract Transactions:
Payments received from contract owners	1,793	4,119	80	73	505	531
Transfers between sub-accounts and the fixed account, net	(3,954)	(6,255)	(1,040)	(1,620)	1,125	407
Contract benefits	(599)	(1,009)	(246)	(214)	0	0
Contract terminations	(2,252)	(4,328)	(448)	(504)	(12)	(10)
Contract maintenance charges	(12)	(16)	(3)	(3)	0	0
Other transfers (to) from EFILI, net	20	(37)	6	(14)	0	0
Net increase (decrease) in net assets from contract transactions	(5,004)	(7,526)	1,651	(2,282)	1,618	928
Total increase (decrease) in net assets	(35,604)	(3,361)	(6,486)	3	531	1,062
Net Assets:
Beginning of period	86,109	89,470	14,158	14,155	1,671	609
End of period	$ 50,505	$ 86,109	$ 7,672	$ 14,158	$ 2,202	$ 1,671
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 154	$ 116	$ 249	$ 261	$ 109	$ 487	$ 732	$ 607
Net realized gain (loss) on investments	1,773	55,407	594	10,111	(298)	1,247	916	504
Unrealized appreciation (depreciation)	(70,907)	(28,807)	(20,095)	(5,621)	(6,417)	(199)	(24,024)	(328)
Net increase (decrease) in net assets from operations	(68,980)	26,716	(19,252)	4,751	(6,606)	1,535	(22,376)	783
Contract Transactions:
Payments received from contract owners	1,253	1,031	2,296	6,933	199	459	2,831	8,881
Transfers between sub-accounts and the fixed account, net	(12,769)	(23,354)	1,454	10,693	(2,753)	1,128	40,488	15,665
Contract benefits	(1,533)	(1,607)	(9)	(2)	(409)	(452)	(7)	0
Contract terminations	(4,783)	(10,455)	(842)	(572)	(508)	(1,833)	(2,931)	(401)
Contract maintenance charges	(30)	(35)	0	0	(3)	(4)	0	0
Other transfers (to) from EFILI, net	(42)	21	0	0	7	(54)	(7)	2
Net increase (decrease) in net assets from contract transactions	(17,904)	(34,399)	2,899	17,052	(3,467)	(756)	40,374	24,147
Total increase (decrease) in net assets	(86,884)	(7,683)	(16,353)	21,803	(10,073)	779	17,998	24,930
Net Assets:
Beginning of period	171,016	178,699	41,924	20,121	20,345	19,566	32,341	7,411
End of period	$ 84,132	$ 171,016	$ 25,571	$ 41,924	$ 10,272	$ 20,345	$ 50,339	$ 32,341

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (6)	$ (22)	$ 2	$ 1	$ 58	$ 274	$ 25	$ 32
Net realized gain (loss) on investments	(268)	777	(409)	352	1,543	1,441	231	116
Unrealized appreciation (depreciation)	(580)	(393)	(467)	(240)	(11,808)	1,154	(1,636)	36
Net increase (decrease) in net assets from operations	(854)	362	(874)	113	(10,207)	2,869	(1,380)	184
Contract Transactions:
Payments received from contract owners	6	30	8	182	45	281	221	89
Transfers between sub-accounts and the fixed account, net	(969)	(2,296)	(786)	436	(1,700)	(2,742)	826	754
Contract benefits	(20)	(49)	0	0	(401)	(644)	0	0
Contract terminations	(204)	(187)	(23)	(8)	(894)	(1,455)	(74)	(14)
Contract maintenance charges	0	(1)	0	0	(4)	(6)	0	0
Other transfers (to) from EFILI, net	0	(9)	1	0	(20)	2	2	1
Net increase (decrease) in net assets from contract transactions	(1,187)	(2,512)	(800)	610	(2,974)	(4,564)	975	830
Total increase (decrease) in net assets	(2,041)	(2,150)	(1,674)	723	(13,181)	(1,695)	(405)	1,014
Net Assets:
Beginning of period	2,876	5,026	2,413	1,690	25,856	27,551	2,509	1,495
End of period	$ 835	$ 2,876	$ 739	$ 2,413	$ 12,675	$ 25,856	$ 2,104	$ 2,509
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (37)	$ (89)	$ 0	$ (2)	$ (172)	$ 55	$ 18	$ 66
Net realized gain (loss) on investments	(673)	(13)	(125)	87	7,206	12,190	2,045	1,219
Unrealized appreciation (depreciation)	(5,025)	2,218	(741)	69	(27,651)	(3,228)	(9,197)	536
Net increase (decrease) in net assets from operations	(5,735)	2,116	(866)	154	(20,617)	9,017	(7,134)	1,821
Contract Transactions:
Payments received from contract owners	148	43	2	75	288	575	797	1,893
Transfers between sub-accounts and the fixed account, net	(1,127)	(757)	(63)	805	(11,146)	(13,662)	268	4,488
Contract benefits	(114)	(136)	0	0	(519)	(808)	(4)	(1)
Contract terminations	(605)	(334)	(1)	0	(1,440)	(3,786)	(362)	(140)
Contract maintenance charges	(1)	(2)	0	0	(11)	(14)	0	0
Other transfers (to) from EFILI, net	4	(21)	(1)	7	13	(3)	(8)	(2)
Net increase (decrease) in net assets from contract transactions	(1,695)	(1,207)	(63)	887	(12,815)	(17,698)	691	6,238
Total increase (decrease) in net assets	(7,430)	909	(929)	1,041	(33,432)	(8,681)	(6,443)	8,059
Net Assets:
Beginning of period	11,331	10,422	1,503	462	60,180	68,861	16,876	8,817
End of period	$ 3,901	$ 11,331	$ 574	$ 1,503	$ 26,748	$ 60,180	$ 10,433	$ 16,876

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (9)	$ 15	$ 11	$ 21	$ 54	$ 88	$ 36	$ 145
Net realized gain (loss) on investments	801	1,235	315	134	(478)	745	(899)	750
Unrealized appreciation (depreciation)	(5,009)	(1,012)	(2,396)	(672)	(1,868)	175	(722)	(276)
Net increase (decrease) in net assets from operations	(4,217)	238	(2,070)	(517)	(2,292)	1,008	(1,585)	619
Contract Transactions:
Payments received from contract owners	53	507	97	1,119	16	112	55	701
Transfers between sub-accounts and the fixed account, net	(2,347)	(19)	(1,190)	2,515	(2,480)	793	(5,834)	4,581
Contract benefits	(70)	(133)	0	0	(66)	(107)	0	0
Contract terminations	(334)	(798)	(151)	(101)	(355)	(214)	(33)	(8)
Contract maintenance charges	(2)	(3)	0	0	(2)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	1	(23)	1	0	4	(2)	0	(1)
Net increase (decrease) in net assets from contract transactions	(2,699)	(469)	(1,243)	3,533	(2,883)	579	(5,813)	5,272
Total increase (decrease) in net assets	(6,916)	(231)	(3,313)	3,016	(5,175)	1,587	(7,398)	5,891
Net Assets:
Beginning of period	10,257	10,488	4,944	1,928	8,303	6,716	8,921	3,030
End of period	$ 3,341	$ 10,257	$ 1,631	$ 4,944	$ 3,128	$ 8,303	$ 1,523	$ 8,921
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (29)	$ (47)	$ (4)	$ (4)	$ (142)	$ (106)	$ (22)	$ 1
Net realized gain (loss) on investments	546	666	137	98	713	1,868	488	624
Unrealized appreciation (depreciation)	(3,176)	54	(1,575)	(49)	(13,068)	5,176	(6,986)	1,832
Net increase (decrease) in net assets from operations	(2,659)	673	(1,442)	45	(12,497)	6,938	(6,520)	2,457
Contract Transactions:
Payments received from contract owners	14	68	72	386	52	143	604	886
Transfers between sub-accounts and the fixed account, net	(722)	(534)	(116)	1,624	(2,358)	(1,750)	(2,103)	6,989
Contract benefits	(53)	(116)	0	0	(166)	(117)	0	(1)
Contract terminations	(238)	(552)	(80)	(20)	(877)	(1,422)	(310)	(65)
Contract maintenance charges	(2)	(3)	(4)	(1)	(24)	(11)	(32)	(2)
Other transfers (to) from EFILI, net	5	(5)	1	(1)	14	10	0	0
Net increase (decrease) in net assets from contract transactions	(996)	(1,142)	(127)	1,988	(3,359)	(3,147)	(1,841)	7,807
Total increase (decrease) in net assets	(3,655)	(469)	(1,569)	2,033	(15,856)	3,791	(8,361)	10,264
Net Assets:
Beginning of period	5,840	6,309	2,746	713	23,815	20,024	12,967	2,703
End of period	$ 2,185	$ 5,840	$ 1,177	$ 2,746	$ 7,959	$ 23,815	$ 4,606	$ 12,967

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (23)	$ (17)	$ 3	$ 1	$ 21	$ 56	$ 24	$ 26
Net realized gain (loss) on investments	378	890	(227)	109	(16)	225	40	88
Unrealized appreciation (depreciation)	(2,438)	(312)	(983)	(2)	(1,359)	(662)	(792)	(264)
Net increase (decrease) in net assets from operations	(2,083)	561	(1,207)	108	(1,354)	(381)	(728)	(150)
Contract Transactions:
Payments received from contract owners	26	123	206	375	4	70	267	121
Transfers between sub-accounts and the fixed account, net	(1,036)	(500)	(1,547)	2,668	543	(1,561)	659	(224)
Contract benefits	(40)	(46)	0	(1)	(6)	(107)	0	0
Contract terminations	(379)	(502)	(71)	(54)	(135)	(216)	(45)	(1)
Contract maintenance charges	(2)	(2)	(2)	(1)	(4)	(2)	(1)	(1)
Other transfers (to) from EFILI, net	2	3	(1)	0	0	1	0	9
Net increase (decrease) in net assets from contract transactions	(1,429)	(924)	(1,415)	2,987	402	(1,815)	880	(96)
Total increase (decrease) in net assets	(3,512)	(363)	(2,622)	3,095	(952)	(2,196)	152	(246)
Net Assets:
Beginning of period	6,691	7,054	4,217	1,122	2,256	4,452	842	1,088
End of period	$ 3,179	$ 6,691	$ 1,595	$ 4,217	$ 1,304	$ 2,256	$ 994	$ 842
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 5	$ (11)	$ 21	$ 7	$ (1)	$ (4)	$ 1	$ (1)
Net realized gain (loss) on investments	(231)	560	(144)	313	(24)	123	(16)	36
Unrealized appreciation (depreciation)	(1,181)	26	(1,027)	(151)	(84)	(125)	(58)	(58)
Net increase (decrease) in net assets from operations	(1,407)	575	(1,150)	169	(109)	(6)	(73)	(23)
Contract Transactions:
Payments received from contract owners	13	30	295	288	0	6	16	34
Transfers between sub-accounts and the fixed account, net	(163)	(1,153)	377	1,058	(6)	(478)	(14)	25
Contract benefits	(24)	(40)	0	0	(1)	(5)	0	0
Contract terminations	(170)	(273)	(72)	(22)	(22)	(13)	(15)	0
Contract maintenance charges	(2)	(1)	(1)	0	0	(1)	0	0
Other transfers (to) from EFILI, net	0	1	2	0	(1)	2	(1)	1
Net increase (decrease) in net assets from contract transactions	(346)	(1,436)	601	1,324	(30)	(489)	(14)	60
Total increase (decrease) in net assets	(1,753)	(861)	(549)	1,493	(139)	(495)	(87)	37
Net Assets:
Beginning of period	3,445	4,306	2,396	903	307	802	199	162
End of period	$ 1,692	$ 3,445	$ 1,847	$ 2,396	$ 168	$ 307	$ 112	$ 199

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 63	$ (1)	$ 61	$ 32	$ 416	$ 366	$ 1,062	$ 825
Net realized gain (loss) on investments	(175)	2,341	(101)	753	(20)	216	(125)	342
Unrealized appreciation (depreciation)	(1,555)	(3,765)	(1,245)	(1,359)	(1,500)	(158)	(3,504)	(390)
Net increase (decrease) in net assets from operations	(1,667)	(1,425)	(1,285)	(574)	(1,104)	424	(2,567)	777
Contract Transactions:
Payments received from contract owners	17	161	176	856	205	886	4,712	6,802
Transfers between sub-accounts and the fixed account, net	(516)	(8,924)	681	(4,245)	500	75	102	2,062
Contract benefits	(42)	(189)	(7)	(1)	(155)	(135)	0	(15)
Contract terminations	(163)	(2,301)	(61)	(33)	(568)	(757)	(1,479)	(1,439)
Contract maintenance charges	(1)	(3)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	2	8	0	0	8	6	(1)	0
Net increase (decrease) in net assets from contract transactions	(703)	(11,248)	789	(3,423)	(12)	73	3,334	7,410
Total increase (decrease) in net assets	(2,370)	(12,673)	(496)	(3,997)	(1,116)	497	767	8,187
Net Assets:
Beginning of period	4,542	17,215	2,146	6,143	9,745	9,248	18,792	10,605
End of period	$ 2,172	$ 4,542	$ 1,650	$ 2,146	$ 8,629	$ 9,745	$ 19,559	$ 18,792
(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth		VIP - Aggressive Growth Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (7)	$ (6)	$ (1)	$ (2)	$ (13)	$ (4)	$ (7)	$ 17
Net realized gain (loss) on investments	(108)	154	(27)	142	(176)	526	(385)	684
Unrealized appreciation (depreciation)	(395)	(79)	(314)	(79)	(811)	(468)	(1,321)	(685)
Net increase (decrease) in net assets from operations	(510)	69	(342)	61	(1,000)	54	(1,713)	16
Contract Transactions:
Payments received from contract owners	20	1	28	85	9	55	111	1,049
Transfers between sub-accounts and the fixed account, net	(341)	847	(144)	360	(569)	441	(1,022)	847
Contract benefits	(5)	(5)	0	0	(20)	(40)	(3)	0
Contract terminations	0	(52)	0	0	(103)	(97)	(106)	(76)
Contract maintenance charges	0	0	0	0	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	(2)	0	(1)	1	3	0	1	1
Net increase (decrease) in net assets from contract transactions	(328)	791	(117)	446	(681)	358	(1,020)	1,820
Total increase (decrease) in net assets	(838)	860	(459)	507	(1,681)	412	(2,733)	1,836
Net Assets:
Beginning of period	1,268	408	809	302	2,495	2,083	4,075	2,239
End of period	$ 430	$ 1,268	$ 350	$ 809	$ 814	$ 2,495	$ 1,342	$ 4,075

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 9	$ 5	$ 39	$ 34	$ 2	$ (4)	$ 17	$ 13
Net realized gain (loss) on investments	(274)	419	(95)	412	(50)	288	20	345
Unrealized appreciation (depreciation)	(762)	(335)	(1,621)	(386)	(1,042)	(325)	(1,721)	(438)
Net increase (decrease) in net assets from operations	(1,027)	89	(1,677)	60	(1,090)	(41)	(1,684)	(80)
Contract Transactions:
Payments received from contract owners	11	46	131	1,047	8	159	48	1,223
Transfers between sub-accounts and the fixed account, net	364	(731)	328	135	(364)	1,182	(215)	753
Contract benefits	(63)	(18)	0	0	(2)	(6)	0	(2)
Contract terminations	(95)	(42)	(30)	(29)	(113)	(229)	(92)	(15)
Contract maintenance charges	(1)	(1)	0	0	(1)	(2)	0	0
Other transfers (to) from EFILI, net	2	2	(2)	2	0	2	(1)	1
Net increase (decrease) in net assets from contract transactions	218	(744)	427	1,155	(472)	1,106	(260)	1,960
Total increase (decrease) in net assets	(809)	(655)	(1,250)	1,215	(1,562)	1,065	(1,944)	1,880
Net Assets:
Beginning of period	1,735	2,390	3,227	2,012	2,689	1,624	3,772	1,892
End of period	$ 926	$ 1,735	$ 1,977	$ 3,227	$ 1,127	$ 2,689	$ 1,828	$ 3,772
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (4)	$ (3)	$ (1)	$ (1)	$ 15	$ 14	$ 67	$ 52
Net realized gain (loss) on investments	(37)	57	(173)	34	6	60	28	42
Unrealized appreciation (depreciation)	(194)	30	(264)	7	(83)	(20)	(262)	(43)
Net increase (decrease) in net assets from operations	(235)	84	(438)	40	(62)	54	(167)	51
Contract Transactions:
Payments received from contract owners	0	0	4	185	0	1	134	345
Transfers between sub-accounts and the fixed account, net	(340)	296	281	204	18	(272)	778	377
Contract benefits	(3)	(3)	0	0	0	0	0	0
Contract terminations	(4)	(1)	(18)	(7)	0	(199)	(115)	(407)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	(2)	0	0	0	0	1	(1)
Net increase (decrease) in net assets from contract transactions	(346)	290	267	382	18	(470)	798	314
Total increase (decrease) in net assets	(581)	374	(171)	422	(44)	(416)	631	365
Net Assets:
Beginning of period	764	390	516	94	545	961	1,187	822
End of period	$ 183	$ 764	$ 345	$ 516	$ 501	$ 545	$ 1,818	$ 1,187

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 14	$ 11	$ 43	$ 30	$ 46	$ 41	$ 143	$ 137
Net realized gain (loss) on investments	19	27	76	48	68	158	187	106
Unrealized appreciation (depreciation)	(174)	2	(419)	(13)	(750)	(23)	(1,767)	4
Net increase (decrease) in net assets from operations	(141)	40	(300)	65	(636)	176	(1,437)	247
Contract Transactions:
Payments received from contract owners	4	20	297	698	1	306	1,240	1,954
Transfers between sub-accounts and the fixed account, net	48	2	238	(101)	117	91	(400)	47
Contract benefits	0	0	0	0	0	(78)	(176)	0
Contract terminations	0	0	0	(21)	(113)	(32)	(100)	(131)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(2)	0	1	0	1	(1)	1	0
Net increase (decrease) in net assets from contract transactions	50	22	536	576	5	285	565	1,870
Total increase (decrease) in net assets	(91)	62	236	641	(631)	461	(872)	2,117
Net Assets:
Beginning of period	555	493	1,071	430	2,451	1,990	4,670	2,553
End of period	$ 464	$ 555	$ 1,307	$ 1,071	$ 1,820	$ 2,451	$ 3,798	$ 4,670
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 65	$ 66	$ 132	$ 155	$ 41	$ 26	$ 183	$ 191
Net realized gain (loss) on investments	136	302	250	62	111	204	555	154
Unrealized appreciation (depreciation)	(1,152)	(101)	(1,859)	137	(990)	(60)	(3,432)	200
Net increase (decrease) in net assets from operations	(951)	267	(1,477)	354	(838)	170	(2,694)	545
Contract Transactions:
Payments received from contract owners	329	171	443	873	141	150	1,243	2,492
Transfers between sub-accounts and the fixed account, net	93	(669)	(193)	1,295	529	(577)	(174)	506
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(125)	(88)	(323)	(78)	(119)	(30)	(23)	(5)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	12	1	1	(1)	0	0	1	1
Net increase (decrease) in net assets from contract transactions	308	(586)	(72)	2,089	550	(458)	1,047	2,994
Total increase (decrease) in net assets	(643)	(319)	(1,549)	2,443	(288)	(288)	(1,647)	3,539
Net Assets:
Beginning of period	3,258	3,577	5,546	3,103	2,116	2,404	7,470	3,931
End of period	$ 2,615	$ 3,258	$ 3,997	$ 5,546	$ 1,828	$ 2,116	$ 5,823	$ 7,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 17	$ 10	$ 37	$ 52	$ 16	$ 16	$ 64	$ 45
Net realized gain (loss) on investments	54	79	(40)	29	78	106	150	47
Unrealized appreciation (depreciation)	(410)	9	(897)	61	(563)	(7)	(1,397)	104
Net increase (decrease) in net assets from operations	(339)	98	(900)	142	(469)	115	(1,183)	196
Contract Transactions:
Payments received from contract owners	27	18	358	507	1	2	429	924
Transfers between sub-accounts and the fixed account, net	146	(220)	(494)	814	22	103	(154)	546
Contract benefits	0	0	0	0	(7)	0	0	0
Contract terminations	0	(25)	(10)	(4)	(1)	0	0	(1)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	1	0	11	1	28	0	(1)
Net increase (decrease) in net assets from contract transactions	174	(226)	(146)	1,328	15	132	275	1,468
Total increase (decrease) in net assets	(165)	(128)	(1,046)	1,470	(454)	247	(908)	1,664
Net Assets:
Beginning of period	888	1,016	2,304	834	1,254	1,007	2,744	1,080
End of period	$ 723	$ 888	$ 1,258	$ 2,304	$ 800	$ 1,254	$ 1,836	$ 2,744
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 64	$ 66	$ 16	$ 15	$ 0	$ (3)	$ 10	$ 4
Net realized gain (loss) on investments	63	81	34	24	(48)	36	(11)	57
Unrealized appreciation (depreciation)	(753)	2	(249)	(6)	(211)	(83)	(724)	(146)
Net increase (decrease) in net assets from operations	(626)	149	(199)	33	(259)	(50)	(725)	(85)
Contract Transactions:
Payments received from contract owners	0	0	0	0	13	130	57	506
Transfers between sub-accounts and the fixed account, net	(181)	1,224	0	502	(14)	316	498	447
Contract benefits	(149)	(130)	(41)	(17)	(1)	(4)	0	(1)
Contract terminations	0	0	0	0	(55)	(22)	(94)	(53)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	4	3	3	(1)	1	1	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(326)	1,097	(38)	484	(56)	421	460	898
Total increase (decrease) in net assets	(952)	1,246	(237)	517	(315)	371	(265)	813
Net Assets:
Beginning of period	2,780	1,534	711	194	769	398	1,753	940
End of period	$ 1,828	$ 2,780	$ 474	$ 711	$ 454	$ 769	$ 1,488	$ 1,753

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60% (a)		VIP - FundsManager 70%
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 468	$ 282	$ 1,034	$ 917	$ 543	$ 46	$ 794	$ 721
Net realized gain (loss) on investments	(36)	293	(594)	2,469	122	61	392	3,000
Unrealized appreciation (depreciation)	(1,887)	(148)	(13,307)	(1,454)	(13,825)	(182)	(19,603)	(1,577)
Net increase (decrease) in net assets from operations	(1,455)	427	(12,867)	1,932	(13,160)	(75)	(18,417)	2,144
Contract Transactions:
Payments received from contract owners	3,665	3,137	4,286	16,447	361	0	4,579	18,434
Transfers between sub-accounts and the fixed account, net	4,463	5,588	2,540	12,590	57,638	10,799	(1,251)	14,354
Contract benefits	(84)	(15)	(431)	(300)	(50)	0	(327)	(341)
Contract terminations	(1,442)	(509)	(1,996)	(1,360)	(1,026)	(6)	(1,550)	(867)
Contract maintenance charges	0	0	(2)	(1)	0	0	(1)	(1)
Other transfers (to) from EFILI, net	16	0	48	23	20	(1)	8	22
Net increase (decrease) in net assets from contract transactions	6,618	8,201	4,445	27,399	56,943	10,792	1,458	31,601
Total increase (decrease) in net assets	5,163	8,628	(8,422)	29,331	43,783	10,717	(16,959)	33,745
Net Assets:
Beginning of period	11,529	2,901	49,232	19,901	10,717	0	54,707	20,962
End of period	$ 16,692	$ 11,529	$ 40,810	$ 49,232	$ 54,500	$ 10,717	$ 37,748	$ 54,707
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples (a)		VIP - Consumer Staples Investor Class (a)
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 234	$ 185	$ 2	$ 0	$ 11	$ 2
Net realized gain (loss) on investments	287	1,850	(42)	3	(9)	4
Unrealized appreciation (depreciation)	(10,223)	(933)	(113)	13	(237)	13
Net increase (decrease) in net assets from operations	(9,702)	1,102	(153)	16	(235)	19
Contract Transactions:
Payments received from contract owners	1,919	8,167	3	3	50	9
Transfers between sub-accounts and the fixed account, net	1,402	5,489	565	261	832	470
Contract benefits	(104)	(134)	(5)	(1)	0	0
Contract terminations	(646)	(1,116)	(17)	0	(13)	(1)
Contract maintenance charges	0	(1)	(1)	0	(1)	0
Other transfers (to) from EFILI, net	(3)	15	1	1	(2)	0
Net increase (decrease) in net assets from contract transactions	2,568	12,420	546	264	866	478
Total increase (decrease) in net assets	(7,134)	13,522	393	280	631	497
Net Assets:
Beginning of period	23,188	9,666	280	0	497	0
End of period	$ 16,054	$ 23,188	$ 673	$ 280	$ 1,128	$ 497

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	VIP - Materials (a)		VIP - Materials Investor Class (a)		VIP - Telecommunications (a)		VIP - Telecommunications Investor Class (a)
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (1)	$ 2	$ 4	$ 4	$ 2	$ (1)	$ 1	$ 1
Net realized gain (loss) on investments	(436)	15	(999)	7	(17)	(10)	(26)	(4)
Unrealized appreciation (depreciation)	(676)	6	(773)	(3)	(10)	(16)	(33)	(20)
Net increase (decrease) in net assets from operations	(1,113)	23	(1,768)	8	(25)	(27)	(58)	(23)
Contract Transactions:
Payments received from contract owners	2	3	97	23	0	17	4	2
Transfers between sub-accounts and the fixed account, net	1,351	463	1,889	606	44	92	24	123
Contract benefits	(25)	0	0	0	0	0	0	0
Contract terminations	(24)	(4)	(47)	0	0	(1)	(3)	0
Contract maintenance charges	(26)	0	(71)	0	0	0	0	0
Other transfers (to) from EFILI, net	0	(1)	(1)	(2)	0	0	(1)	0
Net increase (decrease) in net assets from contract transactions	1,278	461	1,867	627	44	108	24	125
Total increase (decrease) in net assets	165	484	99	635	19	81	(34)	102
Net Assets:
Beginning of period	484	0	635	0	81	0	102	0
End of period	$ 649	$ 484	$ 734	$ 635	$ 100	$ 81	$ 68	$ 102
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets (a)	VIP - Emerging Markets Investor Class (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/08	12/31/08	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 0	$ 4	$ (176)	$ (112)	$ 328	$ 306	$ 93	$ 83
Net realized gain (loss) on investments	(58)	(22)	5,690	12,755	(57)	154	1,289	1,125
Unrealized appreciation (depreciation)	(58)	(141)	(25,270)	86	(1,244)	(207)	(3,646)	(805)
Net increase (decrease) in net assets from operations	(116)	(159)	(19,756)	12,729	(973)	253	(2,264)	403
Contract Transactions:
Payments received from contract owners	3	196	649	1,540	350	673	64	507
Transfers between sub-accounts and the fixed account, net	193	300	(12,551)	(5,489)	165	(160)	(1,377)	(757)
Contract benefits	0	0	(241)	(322)	(32)	(52)	(44)	(71)
Contract terminations	0	0	(812)	(2,060)	(242)	(524)	(209)	(301)
Contract maintenance charges	(3)	0	(5)	(6)	0	0	(1)	(1)
Other transfers (to) from EFILI, net	0	1	11	(8)	(13)	(17)	3	14
Net increase (decrease) in net assets from contract transactions	193	497	(12,949)	(6,345)	228	(80)	(1,564)	(609)
Total increase (decrease) in net assets	77	338	(32,705)	6,384	(745)	173	(3,828)	(206)
Net Assets:
Beginning of period	0	0	43,077	36,693	4,634	4,461	6,707	6,913
End of period	$ 77	$ 338	$ 10,372	$ 43,077	$ 3,889	$ 4,634	$ 2,879	$ 6,707

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		OMIF - Growth II		OMIF - Small Cap		OMIF - Select Value
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 239	$ 192	$ (11)	$ (12)	$ 7	$ (58)	$ 37	$ 10
Net realized gain (loss) on investments	326	3,090	(2,563)	(617)	91	1,286	(550)	(6)
Unrealized appreciation (depreciation)	(5,333)	(967)	2,005	984	(826)	(787)	(39)	127
Net increase (decrease) in net assets from operations	(4,768)	2,315	(569)	355	(728)	441	(552)	131
Contract Transactions:
Payments received from contract owners	363	1,220	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,939)	(1,949)	(1,028)	(372)	(5,218)	(1,155)	(1,914)	(436)
Contract benefits	(95)	(154)	(5)	(31)	(82)	(114)	(83)	(29)
Contract terminations	(331)	(657)	(36)	(87)	(187)	(388)	(191)	(117)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	3	4	0	(1)	(3)	2	(10)	(6)
Net increase (decrease) in net assets from contract transactions	(2,000)	(1,537)	(1,069)	(491)	(5,491)	(1,656)	(2,199)	(589)
Total increase (decrease) in net assets	(6,768)	778	(1,638)	(136)	(6,219)	(1,215)	(2,751)	(458)
Net Assets:
Beginning of period	11,432	10,654	1,638	1,774	6,219	7,434	2,751	3,209
End of period	$ 4,664	$ 11,432	$ 0	$ 1,638	$ 0	$ 6,219	$ 0	$ 2,751
(In thousands)	Subaccounts Investing In:
	OMIF - Columbus Circle Technology & Communications		OMIF - Large Cap Growth		WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (32)	$ (42)	$ (35)	$ (47)	$ (34)	$ (47)	$ 29	$ (11)
Net realized gain (loss) on investments	(88,711)	(21,272)	(13,598)	(3,542)	(605)	(506)	517	530
Unrealized appreciation (depreciation)	87,377	22,752	11,745	4,759	(1,586)	1,638	(1,847)	(264)
Net increase (decrease) in net assets from operations	(1,366)	1,438	(1,888)	1,170	(2,225)	1,085	(1,301)	255
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(3,945)	(989)	(3,666)	(1,003)	(563)	(629)	(378)	(677)
Contract benefits	(17)	(36)	(44)	(88)	(64)	(82)	(53)	(61)
Contract terminations	(167)	(262)	(240)	(502)	(251)	(270)	(21)	(168)
Contract maintenance charges	(3)	(3)	(1)	(2)	(1)	(2)	(1)	(1)
Other transfers (to) from EFILI, net	0	(1)	(7)	(4)	2	(1)	2	3
Net increase (decrease) in net assets from contract transactions	(4,132)	(1,291)	(3,958)	(1,599)	(877)	(984)	(451)	(904)
Total increase (decrease) in net assets	(5,498)	147	(5,846)	(429)	(3,102)	101	(1,752)	(649)
Net Assets:
Beginning of period	5,498	5,351	5,846	6,275	5,645	5,544	3,482	4,131
End of period	$ 0	$ 5,498	$ 0	$ 5,846	$ 2,543	$ 5,645	$ 1,730	$ 3,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2008 and 2007

(In thousands)	Subaccounts Investing In:
	CST - Small Cap Core I		CST - International Focus		CST - Global Small Cap Focus		Lazard - Retirement Emerging Markets
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ (14)	$ (24)	$ 21	$ 5	$ 8	$ (15)	$ 160	$ 122
Net realized gain (loss) on investments	(618)	(606)	(259)	91	(301)	(123)	(1,632)	2,200
Unrealized appreciation (depreciation)	(139)	616	(913)	239	(163)	91	(6,323)	(387)
Net increase (decrease) in net assets from operations	(771)	(14)	(1,151)	335	(456)	(47)	(7,795)	1,935
Contract Transactions:
Payments received from contract owners	2	20	3	9	1	8	847	1,621
Transfers between sub-accounts and the fixed account, net	(337)	(594)	7	280	(227)	(802)	454	5,495
Contract benefits	(8)	(12)	(26)	(7)	(12)	(20)	(68)	(24)
Contract terminations	(143)	(145)	(57)	(69)	(122)	(145)	(213)	(356)
Contract maintenance charges	(1)	(1)	(1)	(1)	0	0	(1)	(1)
Other transfers (to) from EFILI, net	0	1	1	2	(1)	3	4	4
Net increase (decrease) in net assets from contract transactions	(487)	(731)	(73)	214	(361)	(956)	1,023	6,739
Total increase (decrease) in net assets	(1,258)	(745)	(1,224)	549	(817)	(1,003)	(6,772)	8,674
Net Assets:
Beginning of period	2,572	3,317	2,682	2,133	1,235	2,238	12,151	3,477
End of period	$ 1,314	$ 2,572	$ 1,458	$ 2,682	$ 418	$ 1,235	$ 5,379	$ 12,151
(In thousands)	Subaccounts Investing In:
	SAI - Mid Cap Value (a)		SAI - Mid Cap Value Investor Class (a)		SAI - Small Cap Blend (a)		SAI - Small Cap Blend Investor Class (a)
	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07	12/31/08	12/31/07
Operations:
Net investment income (loss)	$ 1	$ 1	$ 1	$ 0	$ 0	$ (1)	$ 1	$ 0
Net realized gain (loss) on investments	(68)	2	(51)	0	(8)	0	1	0
Unrealized appreciation (depreciation)	(111)	(13)	(71)	(3)	(141)	(11)	(90)	(8)
Net increase (decrease) in net assets from operations	(178)	(10)	(121)	(3)	(149)	(12)	(88)	(8)
Contract Transactions:
Payments received from contract owners	28	0	93	40	28	0	60	15
Transfers between sub-accounts and the fixed account, net	237	277	164	41	296	153	218	120
Contract benefits	(6)	0	0	0	0	0	0	0
Contract terminations	0	0	(4)	0	(31)	0	0	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	2	(1)	0	0	0	1	0	0
Net increase (decrease) in net assets from contract transactions	261	276	253	81	293	154	278	135
Total increase (decrease) in net assets	83	266	132	78	144	142	190	127
Net Assets:
Beginning of period	266	0	78	0	142	0	127	0
End of period	$ 349	$ 266	$ 210	$ 78	$ 286	$ 142	$ 317	$ 127

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. Prior to October 1, 2007, FILI was a wholly owned subsidiary of FMR Corp. Effective October 1, 2007, FMR Corp. was merged with and into FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. The Fidelity Growth and Guaranteed Income variable annuity contracts which offer a guaranteed minimum withdrawal benefit, began funding the Account in 2007. Effective March 31, 2009, Fidelity Growth and Guaranteed Income was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
Fidelity Strategic Advisers, Inc. ("SAI")

Effective December 15, 2008, all funds within the OMIF fund group were liquidated and closed. Any policyholders with remaining shares in the OMIF were transferred to the VIP-Money Market Fund.

During 2008, the following Underlying Funds were added and commenced operations on May 1, 2008.

VIP - Emerging Markets
VIP - Emerging Markets Investor Class

During 2007, the Fidelity Strategic Advisers funds were added as a fund group. In addition, the following Underlying Funds were added:

VIP - FundsManager 60%
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
SAI - Mid Cap Value
SAI - Mid Cap Value Investor Class
SAI - Small Cap Blend
SAI - Small Cap Blend Investor Class

All the underlying funds, with the exception of the VIP - FundsManager 60%, commenced operations on May 1, 2007. The VIP - FundsManager 60% commenced operations on September 4, 2007.

One subaccount had no contract owner activity during the year and no balances as of December 31, 2008.

As of December 31, 2008, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $11,379,000 and $574,000 respectively. Previously, the net assets and units of Fidelity Retirement Reserve contracts that had annuitized were reported with Fidelity Income Advantage. Certain prior year balances associated with contracts that have annuitized have been reclassified to conform to the current year presentation.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $13,300 represents seed money held in the subaccounts as of December 31, 2008.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Adoption of New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS 157 establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Account adopted SFAS 157 effective January 1, 2008. Adoption of SFAS 157 had no impact on any financial assets and financial liabilities that are required to be measured at fair value.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies- continued

Adoption of New Accounting Pronouncement - continued

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon SFAS 157's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable valuation inputs (level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

· Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

· Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

· Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%	0.85%-1.00%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. Management fees are also paid by certain funds to Fidelity Strategic Advisers Inc., an affiliate of FMR LLC, in its capacity as advisor to the SAI mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2008 were 0.10% to 0.82% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2008:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 84,228	$ 38,865
VIP - Money Market Investor Class	156,265	101,744
VIP - High Income	2,412	4,762
VIP - High Income Investor Class	4,696	3,321
VIP - Equity-Income	2,830	16,796
VIP - Equity-Income Investor Class	3,262	4,821
VIP - Growth	1,619	11,274
VIP - Growth Investor Class	2,661	2,968
VIP - Overseas	2,084	2,574
VIP - Overseas, Class R	2,316	3,809
VIP - Overseas, Class R Investor Class	3,871	3,256
VIP - Investment Grade Bond	7,128	12,305
VIP - Investment Grade Bond Investor Class	14,416	8,733
VIP - Asset Manager	7,926	10,047
VIP - Asset Manager Investor Class	4,395	1,807
VIP - Index 500	10,181	13,395
VIP - Asset Manager: Growth	1,236	2,770
VIP - Asset Manager: Growth Investor Class	2,353	684

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Contrafund	$ 8,098	$ 21,948
VIP - Contrafund Investor Class	10,154	6,011
VIP - Balanced	2,366	5,108
VIP - Balanced Investor Class	50,240	7,938
VIP - Dynamic Capital Appreciation	59	1,239
VIP - Dynamic Capital Appreciation Investor Class	151	937
VIP - Growth & Income	3,993	4,671
VIP - Growth & Income Investor Class	1,798	562
VIP - Growth Opportunities	616	2,349
VIP - Growth Opportunities Investor Class	520	584
VIP - Mid Cap	10,214	15,316
VIP - Mid Cap Investor Class	7,792	4,767
VIP - Value Strategies	1,858	2,970
VIP - Value Strategies Investor Class	1,334	1,788
VIP - Utilities	1,318	4,128
VIP - Utilities Investor Class	661	6,423
VIP - Technology	1,683	1,967
VIP - Technology Investor Class	1,869	1,691
VIP - Energy	7,875	10,781
VIP - Energy Investor Class	4,853	6,419
VIP - Health Care	2,926	3,598
VIP - Health Care Investor Class	4,310	5,040
VIP - Financial Services	1,823	1,247
VIP - Financial Services Investor Class	1,430	456
VIP - Industrials	1,025	1,304
VIP - Industrials Investor Class	2,248	1,584
VIP - Consumer Discretionary	118	146
VIP - Consumer Discretionary Investor Class	80	91
VIP - Real Estate	2,014	2,613
VIP - Real Estate Investor Class	4,441	3,562
VIP - Strategic Income	3,518	3,063
VIP - Strategic Income Investor Class	9,900	5,401
VIP - Aggressive Growth	186	517
VIP - Aggressive Growth Investor Class	207	323
VIP - International Capital Appreciation, Class R	80	765
VIP - International Capital Appreciation Investor Class	282	1,290
VIP - Value Leaders	1,080	852
VIP - Value Leaders Investor Class	1,151	679
VIP - Value	296	699
VIP - Value Investor Class	1,021	1,161
VIP - Growth Stock	134	484
VIP - Growth Stock Investor Class	743	477
VIP - Freedom Income	150	108
VIP - Freedom Income Investor Class	1,334	445
VIP - Freedom 2005	165	80
VIP - Freedom 2005 Investor Class	881	231
VIP - Freedom 2010	1,069	926
VIP - Freedom 2010 Investor Class	2,259	1,273
VIP - Freedom 2015	1,750	1,226
VIP - Freedom 2015 Investor Class	1,766	1,347
VIP - Freedom 2020	1,098	391
VIP - Freedom 2020 Investor Class	3,350	1,545
VIP - Freedom 2025	254	10
VIP - Freedom 2025 Investor Class	964	889
VIP - Freedom 2030	419	308
VIP - Freedom 2030 Investor Class	1,008	442

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom Lifetime Income I	$ 198	$ 344
VIP - Freedom Lifetime Income II	58	44
VIP - Disciplined Small Cap	264	321
VIP - Disciplined Small Cap Investor Class	953	482
VIP - FundsManager 20%	16,707	9,577
VIP - FundsManager 50%	22,082	15,991
VIP - FundsManager 60%	59,137	1,484
VIP - FundsManager 70%	17,516	13,986
VIP - FundsManager 85%	6,136	2,663
VIP - Consumer Staples	1,376	827
VIP - Consumer Staples Investor Class	1,468	591
VIP - Materials	4,694	3,414
VIP - Materials Investor Class	9,737	7,863
VIP - Telecommunications	101	54
VIP - Telecommunications Investor Class	198	173
VIP - Emerging Markets (a)	567	374
VIP - Emerging Markets Investor Class (a)	604	104
UIF - Emerging Markets Equity	14,486	19,473
UIF - Emerging Markets Debt	9,015	8,253
UIF - Global Value Equity	1,891	2,004
UIF - International Magnum	3,150	3,786
OMIF - Growth II	15	1,096
OMIF - Small Cap	930	5,583
OMIF - Select Value	92	2,253
OMIF - Columbus Circle Technology & Communications	34	4,198
OMIF - Large Cap Growth	26	4,021
WFAF - Advantage VT Discovery	76	989
WFAF - Advantage VT Opportunity	689	482
CST - Small Cap Core I	133	635
CST - International Focus	1,437	1,489
CST - Global Small Cap Focus	68	421
Lazard - Retirement Emerging Markets	21,053	19,172
SAI - Mid Cap Value	847	586
SAI - Mid Cap Value Investor Class	1,604	1,350
SAI - Small Cap Blend	365	71
SAI - Small Cap Blend Investor Class	327	48

(a) New fund. See Note 1

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2008:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	125,756	$ 125,756	$ 1.00
VIP - Money Market Investor Class	174,473	174,473	1.00
VIP - High Income	2,529	25,485	3.96
VIP - High Income Investor Class	1,566	9,496	3.95
VIP - Equity-Income	3,517	86,135	13.18
VIP - Equity-Income Investor Class	624	16,357	13.15
VIP - Growth	1,377	68,534	23.53
VIP - Growth Investor Class	217	8,771	23.48

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Overseas	707	$ 16,795	$ 12.17
VIP - Overseas, Class R	382	8,631	12.14
VIP - Overseas, Class R Investor Class	583	13,480	12.14
VIP - Investment Grade Bond	3,064	41,115	11.84
VIP - Investment Grade Bond Investor Class	1,700	21,253	11.81
VIP - Asset Manager	3,139	51,609	10.31
VIP - Asset Manager Investor Class	422	6,447	10.28
VIP - Index 500	509	78,458	99.19
VIP - Asset Manager: Growth	793	12,939	9.68
VIP - Asset Manager: Growth Investor Class	228	3,248	9.65
VIP - Contrafund	5,467	148,145	15.39
VIP - Contrafund Investor Class	1,667	51,545	15.34
VIP - Balanced	1,041	16,143	9.87
VIP - Balanced Investor Class	5,121	74,331	9.83
VIP - Dynamic Capital Appreciation	158	1,541	5.28
VIP - Dynamic Capital Appreciation Investor Class	140	1,425	5.28
VIP - Growth & Income	1,442	23,223	8.79
VIP - Growth & Income Investor Class	240	3,612	8.77
VIP - Growth Opportunities	390	8,566	9.99
VIP - Growth Opportunities Investor Class	58	1,221	9.97
VIP - Mid Cap	1,451	46,835	18.43
VIP - Mid Cap Investor Class	568	18,937	18.38
VIP - Value Strategies	678	9,281	4.93
VIP - Value Strategies Investor Class	332	4,657	4.91
VIP - Utilities	384	5,023	8.14
VIP - Utilities Investor Class	188	2,527	8.12
VIP - Technology	485	5,243	4.51
VIP - Technology Investor Class	262	2,810	4.49
VIP - Energy	695	17,095	11.45
VIP - Energy Investor Class	403	10,055	11.44
VIP - Health Care	389	5,085	8.16
VIP - Health Care Investor Class	196	2,539	8.13
VIP - Financial Services	250	3,122	5.22
VIP - Financial Services Investor Class	191	1,967	5.20
VIP - Industrials	202	3,053	8.37
VIP - Industrials Investor Class	221	3,108	8.35
VIP - Consumer Discretionary	24	319	6.96
VIP - Consumer Discretionary Investor Class	16	217	6.96
VIP - Real Estate	267	6,183	8.13
VIP - Real Estate Investor Class	203	4,129	8.11
VIP - Strategic Income	965	10,265	8.94
VIP - Strategic Income Investor Class	2,193	23,513	8.92
VIP - Aggressive Growth	83	908	5.16
VIP - Aggressive Growth Investor Class	68	744	5.13
VIP - International Capital Appreciation, Class R	145	1,958	5.62
VIP - International Capital Appreciation Investor Class	240	3,257	5.60
VIP - Value Leaders	124	1,835	7.49
VIP - Value Leaders Investor Class	264	3,882	7.48
VIP - Value	168	2,376	6.69
VIP - Value Investor Class	273	3,876	6.69
VIP - Growth Stock	23	341	7.81
VIP - Growth Stock Investor Class	44	605	7.78

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom Income	55	$ 580	$ 9.14
VIP - Freedom Income Investor Class	200	2,086	9.10
VIP - Freedom 2005	57	622	8.14
VIP - Freedom 2005 Investor Class	165	1,706	7.91
VIP - Freedom 2010	221	2,501	8.23
VIP - Freedom 2010 Investor Class	489	5,403	7.77
VIP - Freedom 2015	319	3,666	8.19
VIP - Freedom 2015 Investor Class	520	5,536	7.69
VIP - Freedom 2020	237	2,689	7.71
VIP - Freedom 2020 Investor Class	818	8,840	7.12
VIP - Freedom 2025	96	1,071	7.49
VIP - Freedom 2025 Investor Class	179	2,033	7.04
VIP - Freedom 2030	112	1,339	7.12
VIP - Freedom 2030 Investor Class	276	3,065	6.66
VIP - Freedom Lifetime Income I	234	2,539	7.81
VIP - Freedom Lifetime Income II	64	720	7.42
VIP - Disciplined Small Cap	62	730	7.32
VIP - Disciplined Small Cap Investor Class	204	2,330	7.31
VIP - FundsManager 20%	1,801	18,733	9.27
VIP - FundsManager 50%	5,239	55,127	7.79
VIP - FundsManager 60%	7,445	68,508	7.32
VIP - FundsManager 70%	5,495	58,265	6.87
VIP - FundsManager 85%	2,540	26,717	6.32
VIP - Consumer Staples	78	773	8.60
VIP - Consumer Staples Investor Class	131	1,352	8.59
VIP - Materials	112	1,319	5.80
VIP - Materials Investor Class	127	1,510	5.80
VIP - Telecommunications	21	126	4.81
VIP - Telecommunications Investor Class	14	121	4.80
VIP - Emerging Markets (a)	16	135	4.88
VIP - Emerging Markets Investor Class (a)	69	478	4.87
UIF - Emerging Markets Equity	1,354	30,746	7.66
UIF - Emerging Markets Debt	601	5,418	6.47
UIF - Global Value Equity	427	6,452	6.75
UIF - International Magnum	680	9,939	6.86
WFAF - Advantage VT Discovery	227	7,061	11.19
WFAF - Advantage VT Opportunity	170	4,379	10.16
CST - Small Cap Core I	130	4,522	10.11
CST - International Focus	159	2,475	9.17
CST - Global Small Cap Focus	57	1,240	7.36
Lazard - Retirement Emerging Markets	466	11,840	11.55
SAI - Mid Cap Value	59	473	5.91
SAI - Mid Cap Value Investor Class	36	285	5.91
SAI - Small Cap Blend	52	438	5.54
SAI - Small Cap Blend Investor Class	57	416	5.54

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - Money Market
Units Issued	4,705	3,641	248	501
Units Redeemed	(2,877)	(3,478)	(80)	(521)
Net Increase (Decrease)	1,828	163	168	20
VIP - High Income
Units Issued	58	59	6	6
Units Redeemed	(151)	(194)	(24)	(24)
Net Increase (Decrease)	(93)	(135)	(18)	(18)
VIP - Equity-Income
Units Issued	37	81	6	9
Units Redeemed	(277)	(385)	(45)	(32)
Net Increase (Decrease)	(240)	(304)	(39)	(23)
VIP - Growth
Units Issued	33	60	4	6
Units Redeemed	(181)	(242)	(16)	(17)
Net Increase (Decrease)	(148)	(182)	(12)	(11)
VIP - Overseas
Units Issued	0	1	0	0
Units Redeemed	(63)	(76)	(3)	(3)
Net Increase (Decrease)	(63)	(75)	(3)	(3)
VIP - Overseas, Class R
Units Issued	88	245	9	30
Units Redeemed	(230)	(349)	(65)	(19)
Net Increase (Decrease)	(142)	(104)	(56)	11
VIP - Investment Grade Bond
Units Issued	250	154	20	17
Units Redeemed	(444)	(346)	(54)	(79)
Net Increase (Decrease)	(194)	(192)	(34)	(62)
VIP - Asset Manager
Units Issued	63	42	5	4
Units Redeemed	(279)	(263)	(19)	(18)
Net Increase (Decrease)	(216)	(221)	(14)	(14)
VIP - Index 500
Units Issued	121	165	8	14
Units Redeemed	(290)	(543)	(37)	(32)
Net Increase (Decrease)	(169)	(378)	(29)	(18)
VIP - Asset Manager: Growth
Units Issued	47	57	4	4
Units Redeemed	(119)	(144)	(11)	(12)
Net Increase (Decrease)	(72)	(87)	(7)	(8)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - Contrafund
Units Issued	198	178	16	14
Units Redeemed	(621)	(869)	(48)	(48)
Net Increase (Decrease)	(423)	(691)	(32)	(34)
VIP - Balanced
Units Issued	109	182	10	51
Units Redeemed	(313)	(244)	(56)	(32)
Net Increase (Decrease)	(204)	(62)	(46)	19
VIP - Dynamic Capital Appreciation
Units Issued	3	32	0	4
Units Redeemed	(73)	(176)	(20)	(14)
Net Increase (Decrease)	(70)	(144)	(20)	(10)
VIP - Growth & Income
Units Issued	65	55	31	5
Units Redeemed	(244)	(251)	(34)	(30)
Net Increase (Decrease)	(179)	(196)	(3)	(25)
VIP - Growth Opportunities
Units Issued	44	82	8	15
Units Redeemed	(192)	(162)	(17)	(20)
Net Increase (Decrease)	(148)	(80)	(9)	(5)
VIP - Mid Cap
Units Issued	140	243	17	8
Units Redeemed	(720)	(944)	(71)	(69)
Net Increase (Decrease)	(580)	(701)	(54)	(61)
VIP - Value Strategies
Units Issued	21	423	1	18
Units Redeemed	(216)	(469)	(18)	(19)
Net Increase (Decrease)	(195)	(46)	(17)	(1)
VIP - Utilities
Units Issued	97	698	11	33
Units Redeemed	(301)	(699)	(22)	(16)
Net Increase (Decrease)	(204)	(1)	(11)	17
VIP - Technology
Units Issued	113	197	8	19
Units Redeemed	(217)	(313)	(13)	(14)
Net Increase (Decrease)	(104)	(116)	(5)	5
VIP - Energy
Units Issued	279	301	31	19
Units Redeemed	(464)	(463)	(42)	(19)
Net Increase (Decrease)	(185)	(162)	(11)	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - Health Care
Units Issued	183	154	9	0
Units Redeemed	(321)	(224)	(12)	(3)
Net Increase (Decrease)	(138)	(70)	(3)	(3)
VIP - Financial Services
Units Issued	183	64	3	1
Units Redeemed	(151)	(181)	(6)	(5)
Net Increase (Decrease)	32	(117)	(3)	(4)
VIP - Industrials
Units Issued	63	55	3	8
Units Redeemed	(84)	(118)	(12)	(24)
Net Increase (Decrease)	(21)	(63)	(9)	(16)
VIP - Consumer Discretionary
Units Issued	12	16	0	3
Units Redeemed	(16)	(51)	0	(5)
Net Increase (Decrease)	(4)	(35)	0	(2)
VIP - Real Estate
Units Issued	101	171	5	8
Units Redeemed	(145)	(664)	(10)	(29)
Net Increase (Decrease)	(44)	(493)	(5)	(21)
VIP - Strategic Income
Units Issued	249	318	56	33
Units Redeemed	(281)	(331)	(28)	(15)
Net Increase (Decrease)	(32)	(13)	28	18
VIP - Aggressive Growth
Units Issued	18	90	0	5
Units Redeemed	(46)	(37)	(3)	0
Net Increase (Decrease)	(28)	53	(3)	5
VIP - International Capital Appreciation
Units Issued	0	0	0	0
Units Redeemed	0	0	0	0
Net Increase (Decrease)	0	0	0	0
VIP - International Capital Appreciation, Class R
Units Issued	6	121	0	21
Units Redeemed	(57)	(108)	(11)	(10)
Net Increase (Decrease)	(51)	13	(11)	11
VIP - Value Leaders
Units Issued	56	76	38	2
Units Redeemed	(84)	(125)	(13)	(11)
Net Increase (Decrease)	(28)	(49)	25	(9)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - Value
Units Issued	27	154	0	8
Units Redeemed	(73)	(69)	0	(8)
Net Increase (Decrease)	(46)	85	0	0
VIP - Growth Stock
Units Issued	10	41	1	2
Units Redeemed	(42)	(19)	(3)	(2)
Net Increase (Decrease)	(32)	22	(2)	0
VIP - Freedom Income
Units Issued	13	14	0	0
Units Redeemed	(11)	(55)	0	0
Net Increase (Decrease)	2	(41)	0	0
VIP - Freedom 2005
Units Issued	13	7	0	0
Units Redeemed	(8)	(6)	0	0
Net Increase (Decrease)	5	1	0	0
VIP - Freedom 2010
Units Issued	103	93	0	1
Units Redeemed	(103)	(69)	0	0
Net Increase (Decrease)	0	24	0	1
VIP - Freedom 2015
Units Issued	141	95	0	1
Units Redeemed	(113)	(144)	0	0
Net Increase (Decrease)	28	(49)	0	1
VIP - Freedom 2020
Units Issued	82	39	0	0
Units Redeemed	(34)	(78)	0	0
Net Increase (Decrease)	48	(39)	0	0
VIP - Freedom 2025
Units Issued	17	9	0	0
Units Redeemed	0	(27)	0	0
Net Increase (Decrease)	17	(18)	0	0
VIP - Freedom 2030
Units Issued	28	50	0	0
Units Redeemed	(24)	(39)	0	0
Net Increase (Decrease)	4	11	0	0
VIP - Disciplined Small Cap
Units Issued	28	91	4	2
Units Redeemed	(39)	(52)	(2)	(1)
Net Increase (Decrease)	(11)	39	2	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
VIP - FundsManager 20%
Units Issued	293	84	255	0
Units Redeemed	(133)	(45)	(141)	(1)
Net Increase (Decrease)	160	39	114	(1)
VIP - FundsManager 50%
Units Issued	383	622	273	308
Units Redeemed	(241)	(254)	(131)	(18)
Net Increase (Decrease)	142	368	142	290
VIP - FundsManager 60% (a)
Units Issued	182	0	29	0
Units Redeemed	(33)	0	(5)	0
Net Increase (Decrease)	149	0	24	0
VIP - FundsManager 70%
Units Issued	375	495	98	243
Units Redeemed	(302)	(168)	(135)	(56)
Net Increase (Decrease)	73	327	(37)	187
VIP - FundsManager 85%
Units Issued	84	220	7	223
Units Redeemed	(78)	(231)	(94)	(83)
Net Increase (Decrease)	6	(11)	(87)	140
VIP - Consumer Staples (a)
Units Issued	121	26	19	0
Units Redeemed	(78)	(1)	(8)	0
Net Increase (Decrease)	43	25	11	0
VIP - Materials (a)
Units Issued	376	57	31	0
Units Redeemed	(319)	(14)	(22)	0
Net Increase (Decrease)	57	43	9	0
VIP - Telecommunications (a)
Units Issued	18	36	0	0
Units Redeemed	(7)	(28)	0	0
Net Increase (Decrease)	11	8	0	0
VIP - Emerging Markets (a)
Units Issued	62	0	0	0
Units Redeemed	(45)	0	0	0
Net Increase (Decrease)	17	0	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
UIF - Emerging Markets Equity
Units Issued	127	616	12	32
Units Redeemed	(519)	(832)	(42)	(30)
Net Increase (Decrease)	(392)	(216)	(30)	(2)
UIF - Emerging Markets Debt
Units Issued	113	30	2	7
Units Redeemed	(123)	(92)	(5)	(6)
Net Increase (Decrease)	(10)	(62)	(3)	1
UIF - Global Value Equity
Units Issued	13	29	4	3
Units Redeemed	(73)	(130)	(10)	(7)
Net Increase (Decrease)	(60)	(101)	(6)	(4)
UIF - International Magnum
Units Issued	30	215	12	23
Units Redeemed	(141)	(335)	(43)	(25)
Net Increase (Decrease)	(111)	(120)	(31)	(2)
OMIF - Growth II
Units Issued	0	0	0	0
Units Redeemed	(114)	(38)	(6)	(1)
Net Increase (Decrease)	(114)	(38)	(6)	(1)
OMIF - Small Cap
Units Issued	0	0	1	0
Units Redeemed	(215)	(63)	(34)	(3)
Net Increase (Decrease)	(215)	(63)	(33)	(3)
OMIF - Select Value
Units Issued	0	0	0	0
Units Redeemed	(111)	(26)	(17)	(2)
Net Increase (Decrease)	(111)	(26)	(17)	(2)
OMIF - Columbus Circle Technology & Communications Fund
Units Issued	0	0	0	0
Units Redeemed	(442)	(129)	(11)	(2)
Net Increase (Decrease)	(442)	(129)	(11)	(2)
OMIF - Large Cap Growth
Units Issued	0	0	0	0
Units Redeemed	(261)	(85)	(18)	(3)
Net Increase (Decrease)	(261)	(85)	(18)	(3)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(48)	(45)	(2)	(6)
Net Increase (Decrease)	(48)	(45)	(2)	(6)
WFAF - Advantage VT Opportunity
Units Issued	0	0	1	0
Units Redeemed	(22)	(38)	(4)	(2)
Net Increase (Decrease)	(22)	(38)	(3)	(2)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2008	2007	2008	2007
CST - Small Cap Core I
Units Issued	11	25	0	1
Units Redeemed	(57)	(83)	(1)	(1)
Net Increase (Decrease)	(46)	(58)	(1)	0
CST - International Focus
Units Issued	46	66	25	2
Units Redeemed	(100)	(54)	(4)	(1)
Net Increase (Decrease)	(54)	12	21	1
CST - Global Small Cap Focus
Units Issued	4	14	1	0
Units Redeemed	(34)	(69)	(2)	(11)
Net Increase (Decrease)	(30)	(55)	(1)	(11)
Lazard - Retirement Emerging Markets
Units Issued	477	394	42	24
Units Redeemed	(494)	(200)	(52)	(12)
Net Increase (Decrease)	(17)	194	(10)	12
SAI - Mid Cap Value (a)
Units Issued	83	38	21	0
Units Redeemed	(75)	(10)	0	0
Net Increase (Decrease)	8	28	21	0
SAI - Small Cap Blend (a)
Units Issued	45	21	4	0
Units Redeemed	(13)	(5)	0	0
Net Increase (Decrease)	32	16	4	0
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Money Market Investor Class
Units Issued	14,395	14,123	39	0
Units Redeemed	(10,153)	(7,966)	(39)	0
Net Increase (Decrease)	4,242	6,157	0	0
VIP - High Income Investor Class
Units Issued	425	567	0	0
Units Redeemed	(366)	(309)	0	0
Net Increase (Decrease)	59	258	0	0
VIP - Equity-Income Investor Class
Units Issued	378	816	0	0
Units Redeemed	(575)	(404)	0	0
Net Increase (Decrease)	(197)	412	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Growth Investor Class
Units Issued	251	498	0	0
Units Redeemed	(305)	(123)	0	0
Net Increase (Decrease)	(54)	375	0	0
VIP - Overseas, Class R Investor Class
Units Issued	223	624	0	0
Units Redeemed	(341)	(194)	0	0
Net Increase (Decrease)	(118)	430	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,510	962	0	0
Units Redeemed	(1,060)	(254)	0	0
Net Increase (Decrease)	450	708	0	0
VIP - Asset Manager Investor Class
Units Issued	332	196	0	0
Units Redeemed	(179)	(20)	0	0
Net Increase (Decrease)	153	176	0	0
VIP - Index 500
Units Issued	685	1,003	0	0
Units Redeemed	(484)	(332)	0	0
Net Increase (Decrease)	201	671	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	211	86	0	0
Units Redeemed	(74)	(12)	0	0
Net Increase (Decrease)	137	74	0	0
VIP - Contrafund Investor Class
Units Issued	1,035	1,782	0	0
Units Redeemed	(838)	(464)	0	0
Net Increase (Decrease)	197	1,318	0	0
VIP - Balanced Investor Class
Units Issued	557	1,096	0	0
Units Redeemed	(598)	(212)	0	0
Net Increase (Decrease)	(41)	884	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	18	123	0	0
Units Redeemed	(105)	(77)	0	0
Net Increase (Decrease)	(87)	46	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Growth & Income Investor Class
Units Issued	150	110	0	0
Units Redeemed	(66)	(47)	0	0
Net Increase (Decrease)	84	63	0	0
VIP - Growth Opportunities Investor Class
Units Issued	46	129	0	0
Units Redeemed	(63)	(60)	0	0
Net Increase (Decrease)	(17)	69	0	0
VIP - Mid Cap Investor Class
Units Issued	529	1,019	0	0
Units Redeemed	(499)	(532)	0	0
Net Increase (Decrease)	30	487	0	0
VIP - Value Strategies Investor Class
Units Issued	61	827	0	0
Units Redeemed	(188)	(594)	0	0
Net Increase (Decrease)	(127)	233	0	0
VIP - Utilities Investor Class
Units Issued	51	974	0	0
Units Redeemed	(465)	(641)	0	0
Net Increase (Decrease)	(414)	333	0	0
VIP - Technology Investor Class
Units Issued	153	239	0	0
Units Redeemed	(179)	(95)	0	0
Net Increase (Decrease)	(26)	144	0	0
VIP - Energy Investor Class
Units Issued	346	644	0	0
Units Redeemed	(501)	(156)	0	0
Net Increase (Decrease)	(155)	488	0	0
VIP - Health Care Investor Class
Units Issued	326	335	0	0
Units Redeemed	(480)	(88)	0	0
Net Increase (Decrease)	(154)	247	0	0
VIP - Financial Services Investor Class
Units Issued	176	102	0	0
Units Redeemed	(68)	(111)	0	0
Net Increase (Decrease)	108	(9)	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Industrials Investor Class
Units Issued	199	164	0	0
Units Redeemed	(151)	(70)	0	0
Net Increase (Decrease)	48	94	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	8	25	0	0
Units Redeemed	(11)	(20)	0	0
Net Increase (Decrease)	(3)	5	0	0
VIP - Real Estate Investor Class
Units Issued	358	340	0	0
Units Redeemed	(306)	(588)	0	0
Net Increase (Decrease)	52	(248)	0	0
VIP - Strategic Income Investor Class
Units Issued	933	1,166	0	0
Units Redeemed	(664)	(499)	0	0
Net Increase (Decrease)	269	667	0	0
VIP - Aggressive Growth Investor Class
Units Issued	20	79	0	0
Units Redeemed	(29)	(44)	0	0
Net Increase (Decrease)	(9)	35	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	32	257	0	0
Units Redeemed	(136)	(122)	0	0
Net Increase (Decrease)	(104)	135	0	0
VIP - Value Leaders Investor Class
Units Issued	112	205	0	0
Units Redeemed	(83)	(114)	0	0
Net Increase (Decrease)	29	91	0	0
VIP - Value Investor Class
Units Issued	88	257	0	0
Units Redeemed	(116)	(103)	0	0
Net Increase (Decrease)	(28)	154	0	0
VIP - Growth Stock Investor Class
Units Issued	71	41	0	0
Units Redeemed	(63)	(9)	0	0
Net Increase (Decrease)	8	32	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - Freedom Income Investor Class
Units Issued	115	85	0	0
Units Redeemed	(41)	(57)	0	0
Net Increase (Decrease)	74	28	0	0
VIP - Freedom 2005 Investor Class
Units Issued	73	79	0	0
Units Redeemed	(20)	(29)	0	0
Net Increase (Decrease)	53	50	0	0
VIP - Freedom 2010 Investor Class
Units Issued	172	224	0	0
Units Redeemed	(139)	(67)	0	0
Net Increase (Decrease)	33	157	0	0
VIP - Freedom 2015 Investor Class
Units Issued	123	186	0	0
Units Redeemed	(127)	(12)	0	0
Net Increase (Decrease)	(4)	174	0	0
VIP - Freedom 2020 Investor Class
Units Issued	242	311	0	0
Units Redeemed	(148)	(64)	0	0
Net Increase (Decrease)	94	247	0	0
VIP - Freedom 2025 Investor Class
Units Issued	63	114	0	0
Units Redeemed	(93)	(6)	0	0
Net Increase (Decrease)	(30)	108	0	0
VIP - Freedom 2030 Investor Class
Units Issued	65	134	0	0
Units Redeemed	(48)	(15)	0	0
Net Increase (Decrease)	17	119	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	0	106
Units Redeemed	0	0	(34)	(11)
Net Increase (Decrease)	0	0	(34)	95
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	41
Units Redeemed	0	0	(4)	(1)
Net Increase (Decrease)	0	0	(4)	40
VIP - Disciplined Small Cap Investor Class
Units Issued	112	161	0	0
Units Redeemed	(61)	(76)	0	0
Net Increase (Decrease)	51	85	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
VIP - FundsManager 20%
Units Issued	1,010	948	0	0
Units Redeemed	(672)	(219)	0	0
Net Increase (Decrease)	338	729	0	0
VIP - FundsManager 50%
Units Issued	1,546	2,378	27	0
Units Redeemed	(1,522)	(553)	(1)	0
Net Increase (Decrease)	24	1,825	26	0
VIP - FundsManager 60% (a)
Units Issued	368	0	0	0
Units Redeemed	(39)	0	0	0
Net Increase (Decrease)	329	0	0	0
VIP - FundsManager 70%
Units Issued	1,232	2,486	0	0
Units Redeemed	(1,177)	(189)	0	0
Net Increase (Decrease)	55	2,297	0	0
VIP - FundsManager 85%
Units Issued	458	1,116	0	0
Units Redeemed	(130)	(144)	0	0
Net Increase (Decrease)	328	972	0	0
VIP - Consumer Staples Investor Class (a)
Units Issued	148	49	0	0
Units Redeemed	(63)	(4)	0	0
Net Increase (Decrease)	85	45	0	0
VIP - Materials Investor Class (a)
Units Issued	810	66	0	0
Units Redeemed	(744)	(10)	0	0
Net Increase (Decrease)	66	56	0	0
VIP - Telecommunications Investor Class (a)
Units Issued	26	26	0	0
Units Redeemed	(24)	(16)	0	0
Net Increase (Decrease)	2	10	0	0
VIP - Emerging Markets Investor Class (a)
Units Issued	92	0	0	0
Units Redeemed	(16)	0	0	0
Net Increase (Decrease)	76	0	0	0
UIF - Emerging Markets Equity
Units Issued	303	1,920	0	0
Units Redeemed	(607)	(1,974)	0	0
Net Increase (Decrease)	(304)	(54)	0	0

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2008	2007	2008	2007
UIF - Emerging Market Debt
Units Issued	546	147	0	0
Units Redeemed	(523)	(37)	0	0
Net Increase (Decrease)	23	110	0	0
UIF - Global Value Equity
Units Issued	24	164	0	0
Units Redeemed	(74)	(44)	0	0
Net Increase (Decrease)	(50)	120	0	0
UIF - International Magnum
Units Issued	140	745	0	0
Units Redeemed	(180)	(631)	0	0
Net Increase (Decrease)	(40)	114	0	0
CST - International Focus
Units Issued	45	0	0	0
Units Redeemed	(9)	0	0	0
Net Increase (Decrease)	36	0	0	0
Lazard - Retirement Emerging Markets
Units Issued	992	435	0	0
Units Redeemed	(1,076)	(128)	0	0
Net Increase (Decrease)	(84)	307	0	0
SAI - Mid Cap Value Investor Class (a)
Units Issued	184	11	0	0
Units Redeemed	(157)	(3)	0	0
Net Increase (Decrease)	27	8	0	0
SAI - Small Cap Blend Investor Class (a)
Units Issued	50	18	0	0
Units Redeemed	(7)	(4)	0	0
Net Increase (Decrease)	43	14	0	0
	Fidelity Growth and Guaranteed Income
(in thousands)	2008	2007
VIP - Money Market Investor Class
Units Issued	9,996	2,853
Units Redeemed	(9,719)	(2,767)
Net Increase (Decrease)	277	86
VIP - Balanced Investor Class
Units Issued	4,875	1,313
Units Redeemed	(374)	(2)
Net Increase (Decrease)	4,501	1,311
VIP - FundsManager 60%
Units Issued	6,034	1,055
Units Redeemed	(188)	(1)
Net Increase (Decrease)	5,846	1,054

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2008	5,754	$21.88	$21.46	$ 125,749	0.80%	1.00%	2.93%	2.19%	1.99%
2007	3,757	$21.41	$21.04	$ 80,387	0.80%	1.00%	0.49%	4.36%	4.15%
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
2005	3,589	$19.71	$19.45	$ 70,696	0.80%	1.00%	2.99%	2.21%	2.00%
2004	3,910	$19.29	$19.07	$ 75,387	0.80%	1.00%	1.19%	0.40%	0.19%
VIP - Money Market Investor Class
2008	15,329	$11.41	$10.29	$ 174,465	0.25%	1.25%	2.91%	2.74%	1.70%
2007	10,809	$11.10	$10.12	$ 119,943	0.25%	1.10%	4.89%	4.89%	1.25%
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
2005	485	$10.13	$10.13	$ 4,915	0.25%	0.25%	0.60%	1.26%	1.26% (d)
VIP - High Income
2008	421	$23.89	$23.43	$ 10,016	0.80%	1.00%	7.71%	(25.59%)	(25.74%)
2007	531	$32.11	$31.55	$ 17,017	0.80%	1.00%	0.83%	1.96%	1.75%
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
2005	834	$28.54	$28.16	$ 23,721	0.80%	1.00%	14.57%	1.88%	1.68%
2004	1,028	$28.01	$27.69	$ 28,745	0.80%	1.00%	8.38%	8.71%	8.49%
VIP - High Income Investor Class
2008	719	$8.60	$8.60	$ 6,184	0.25%	0.25%	8.84%	(25.14%)	(25.14%)
2007	660	$11.49	$11.49	$ 7,582	0.25%	0.25%	9.83%	2.30%	2.30%
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
2005	85	$10.12	$10.12	$ 863	0.25%	0.25%	11.36%	1.20%	1.20% (d)
VIP - Equity-Income
2008	1,178	$39.44	$38.69	$ 46,357	0.80%	1.00%	2.31%	(43.12%)	(43.23%)
2007	1,456	$69.34	$68.14	$ 100,774	0.80%	1.00%	0.20%	0.71%	0.51%
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
2005	2,015	$57.74	$56.97	$ 116,260	0.80%	1.00%	1.67%	5.02%	4.81%
2004	2,307	$54.98	$54.36	$ 126,745	0.80%	1.00%	1.52%	10.63%	10.41%
VIP - Equity-Income Investor Class
2008	1,157	$7.10	$7.10	$ 8,211	0.25%	0.25%	2.28%	(42.85%)	(42.85%)
2007	1,354	$12.42	$12.42	$ 16,816	0.25%	0.25%	1.91%	1.13%	1.13%
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%
2005	200	$10.25	$10.25	$ 2,054	0.25%	0.25%	-	2.52%	2.52% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2008	811	$40.04	$39.27	$ 32,390	0.80%	1.00%	0.77%	(47.59%)	(47.70%)
2007	971	$76.40	$75.09	$ 74,059	0.80%	1.00%	0.09%	25.94%	25.69%
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
2005	1,426	$57.23	$56.47	$ 81,528	0.80%	1.00%	0.52%	4.95%	4.74%
2004	1,721	$54.53	$53.92	$ 93,779	0.80%	1.00%	0.27%	2.55%	2.34%
VIP - Growth Investor Class
2008	699	$7.28	$7.28	$ 5,088	0.25%	0.25%	0.69%	(47.35%)	(47.35%)
2007	753	$13.82	$13.82	$ 10,407	0.25%	0.25%	0.62%	26.49%	26.49%
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
2005	94	$10.27	$10.27	$ 963	0.25%	0.25%	-	2.65%	2.65% (d)
VIP - Overseas
2008	324	$26.57	$26.06	$ 8,609	0.80%	1.00%	2.47%	(44.26%)	(44.37%)
2007	389	$47.67	$46.85	$ 18,546	0.80%	1.00%	0.31%	16.37%	16.13%
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
2005	590	$34.97	$34.51	$ 20,659	0.80%	1.00%	0.69%	18.10%	17.86%
2004	745	$29.61	$29.28	$ 22,053	0.80%	1.00%	1.22%	12.72%	12.50%
VIP - Overseas, Class R
2008	466	$9.98	$9.89	$ 4,643	0.80%	1.00%	2.21%	(44.27%)	(44.38%)
2007	663	$17.91	$17.78	$ 11,864	0.80%	1.00%	0.33%	16.41%	16.18%
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
2005	594	$13.14	$13.10	$ 7,800	0.80%	1.00%	0.61%	18.16%	17.93%
2004	381	$11.12	$11.11	$ 4,233	0.80%	1.00%	-	11.23%	11.08% (e)
VIP - Overseas, Class R Investor Class
2008	829	$8.53	$8.53	$ 7,072	0.25%	0.25%	2.30%	(44.01%)	(44.01%)
2007	946	$15.24	$15.24	$ 14,424	0.25%	0.25%	3.21%	16.91%	16.91%
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
2005	107	$11.08	$11.08	$ 1,182	0.25%	0.25%	-	10.83%	10.83% (d)
VIP - Investment Grade Bond
2008	1,250	$29.11	$28.55	$ 36,272	0.80%	1.00%	4.44%	(4.03%)	(4.22%)
2007	1,478	$30.33	$29.80	$ 44,700	0.80%	1.00%	0.56%	3.51%	3.30%
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
2005	2,241	$28.30	$27.93	$ 63,258	0.80%	1.00%	3.73%	1.38%	1.17%
2004	2,441	$27.92	$27.61	$ 68,015	0.80%	1.00%	4.40%	3.62%	3.41%
VIP - Investment Grade Bond Investor Class
2008	1,912	$10.50	$10.50	$ 20,079	0.25%	0.25%	4.18%	(3.52%)	(3.52%)
2007	1,463	$10.88	$10.88	$ 15,917	0.25%	0.25%	3.17%	4.01%	4.01%
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%
2005	167	$10.05	$10.05	$ 1,675	0.25%	0.25%	-	0.54%	0.54% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2008	1,161	$27.91	$27.37	$ 32,366	0.80%	1.00%	2.44%	(29.29%)	(29.43%)
2007	1,391	$39.47	$38.79	$ 54,831	0.80%	1.00%	0.90%	14.57%	14.34%
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
2005	1,960	$32.36	$31.93	$ 63,403	0.80%	1.00%	2.74%	3.21%	3.01%
2004	2,209	$31.35	$31.00	$ 69,203	0.80%	1.00%	2.69%	4.62%	4.41%
VIP - Asset Manager Investor Class
2008	486	$8.93	$8.93	$ 4,339	0.25%	0.25%	2.83%	(28.97%)	(28.97%)
2007	333	$12.58	$12.58	$ 4,185	0.25%	0.25%	6.42%	15.09%	15.09%
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
2005	27	$10.22	$10.22	$ 276	0.25%	0.25%	-	2.15%	2.15% (d)
VIP - Index 500
2008	3,193	$7.76	$24.45	$ 50,505	0.25%	1.00%	2.21%	(37.16%)	(37.63%)
2007	3,190	$12.36	$39.21	$ 86,109	0.25%	1.00%	0.48%	5.17%	4.38%
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
2005	2,685	$10.18	$32.79	$ 84,730	0.25%	1.00%	1.80%	1.76%	3.78%
2004	2,780	$31.95	$31.59	$ 88,763	0.80%	1.00%	1.29%	9.73%	9.51%
VIP - Asset Manager: Growth
2008	454	$16.91	$16.59	$ 7,672	0.80%	1.00%	1.75%	(36.33%)	(36.46%)
2007	534	$26.56	$26.11	$ 14,158	0.80%	1.00%	0.49%	18.01%	17.77%
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
2005	747	$21.21	$20.93	$ 15,833	0.80%	1.00%	2.55%	3.06%	2.85%
2004	940	$20.58	$20.35	$ 19,312	0.80%	1.00%	2.30%	5.13%	4.92%
VIP - Asset Manager: Growth Investor Class
2008	266	$8.27	$8.27	$ 2,202	0.25%	0.25%	2.54%	(36.01%)	(36.01%)
2007	129	$12.92	$12.92	$ 1,671	0.25%	0.25%	4.98%	18.48%	18.48%
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
2005	14	$10.24	$10.24	$ 143	0.25%	0.25%	-	2.35%	2.35% (d)
VIP - Contrafund
2008	2,860	$29.46	$28.89	$ 84,132	0.80%	1.00%	0.94%	(42.98%)	(43.09%)
2007	3,315	$51.65	$50.76	$ 171,016	0.80%	1.00%	0.11%	16.65%	16.41%
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
2005	4,721	$39.95	$39.43	$ 188,503	0.80%	1.00%	0.28%	16.00%	15.77%
2004	4,670	$34.44	$34.06	$ 160,740	0.80%	1.00%	0.33%	14.55%	14.32%
VIP - Contrafund Investor Class
2008	3,208	$7.97	$7.97	$ 25,571	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	3,012	$13.92	$13.92	$ 41,924	0.25%	0.25%	1.09%	17.17%	17.17%
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%
2005	295	$10.67	$10.67	$ 3,148	0.25%	0.25%	-	6.72%	6.72% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Balanced
2008	842	$12.25	$12.02	$ 10,272	0.80%	1.00%	1.51%	(34.49%)	(34.62%)
2007	1,092	$18.70	$18.38	$ 20,345	0.80%	1.00%	0.42%	8.17%	7.95%
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
2005	1,178	$15.60	15.40	$ 18,348	0.80%	1.00%	2.50%	4.92%	4.71%
2004	1,115	$14.87	$14.70	$ 16,556	0.80%	1.00%	2.04%	4.63%	4.41%
VIP - Balanced Investor Class
2008	7,292	$8.30	$6.54	$ 50,339	0.25%	1.25%	2.31%	(34.16%)	(34.82%)
2007	2,833	$12.60	$10.03	$ 32,341	0.25%	1.25%	3.45%	8.62%	0.28%
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
2005	67	$10.43	$10.43	$ 699	0.25%	0.25%	-	4.28%	4.28% (d)
VIP - Dynamic Capital Appreciation
2008	89	$9.34	$9.25	$ 835	0.80%	1.00%	0.50%	(41.71%)	(41.82%)
2007	180	$16.03	$15.89	$ 2,876	0.80%	1.00%	0.02%	6.26%	6.04%
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
2005	330	$13.34	$13.28	$ 4,394	0.80%	1.00%	-	20.18%	19.93%
2004	156	$11.10	$11.08	$ 1,731	0.80%	1.00%	-	0.60%	0.39%
VIP - Dynamic Capital Appreciation Investor Class
2008	95	$7.75	$7.75	$ 739	0.25%	0.25%	0.39%	(41.39%)	(41.39%)
2007	182	$13.22	$13.22	$ 2,413	0.25%	0.25%	0.31%	6.64%	6.64%
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
2005	2	$10.92	$10.92	$ 27	0.25%	0.25%	-	9.18%	9.18% (d)
VIP - Growth & Income
2008	1,013	$12.55	$12.31	$ 12,675	0.80%	1.00%	1.13%	(42.17%)	(42.29%)
2007	1,194	$21.71	$21.33	$ 25,856	0.80%	1.00%	0.28%	11.22%	11.00%
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
2005	1,683	$17.38	$17.15	$ 29,208	0.80%	1.00%	1.60%	6.78%	6.56%
2004	2,131	$16.28	$16.10	$ 34,631	0.80%	1.00%	0.91%	4.95%	4.74%
VIP - Growth & Income Investor Class
2008	274	$7.67	$7.67	$ 2,104	0.25%	0.25%	1.21%	(41.95%)	(41.95%)
2007	190	$13.22	$13.22	$ 2,509	0.25%	0.25%	1.88%	11.77%	11.77%
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
2005	18	$10.50	$10.50	$ 192	0.25%	0.25%	-	4.96%	4.96% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities
2008	530	$7.38	$7.24	$ 3,901	0.80%	1.00%	0.37%	(55.38%)	(55.47%)
2007	687	$16.55	$16.26	$ 11,331	0.80%	1.00%	-	22.19%	21.94%
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%
2005	1,051	$12.94	$12.77	$ 13,572	0.80%	1.00%	0.94%	8.02%	7.81%
2004	1,230	$11.98	$11.85	$ 14,712	0.80%	1.00%	0.54%	6.33%	6.12%
VIP - Growth Opportunities Investor Class
2008	93	$6.14	$6.14	$ 574	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	110	$13.70	$13.70	$ 1,503	0.25%	0.25%	-	22.72%	22.72%
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
2005	4	$10.63	$10.63	$ 43	0.25%	0.25%	-	6.28%	6.28% (d)
VIP - Mid Cap
2008	1,807	$14.83	$14.58	$ 26,748	0.80%	1.00%	0.43%	(39.93%)	(40.05%)
2007	2,441	$24.69	$24.31	$ 60,180	0.80%	1.00%	0.10%	14.70%	14.46%
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
2005	3,867	$19.26	$19.04	$ 74,400	0.80%	1.00%	-	17.36%	17.13%
2004	4,166	$16.41	$16.25	$ 68,306	0.80%	1.00%	-	23.92%	23.67%
VIP - Mid Cap Investor Class
2008	1,252	$8.33	$8.33	$ 10,433	0.25%	0.25%	0.37%	(39.65%)	(39.65%)
2007	1,223	$13.80	$13.80	$ 16,876	0.25%	0.25%	0.71%	15.17%	15.17%
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
2005	181	$10.67	$10.67	$ 1,931	0.25%	0.25%	-	6.72%	6.72% (d)
VIP - Value Strategies
2008	434	$7.70	$7.61	$ 3,341	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	647	$15.88	$15.75	$ 10,257	0.80%	1.00%	0.11%	4.88%	4.66%
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
2005	930	$13.12	$13.06	$ 12,211	0.80%	1.00%	-	1.84%	1.64%
2004	1,420	$12.89	$12.85	$ 18,294	0.80%	1.00%	-	13.21%	12.98%
VIP - Value Strategies Investor Class
2008	267	$6.10	$6.10	$ 1,631	0.25%	0.25%	0.58%	(51.33%)	(51.33%)
2007	395	$12.53	$12.53	$ 4,944	0.25%	0.25%	0.66%	5.26%	5.26%
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
2005	77	$10.27	$10.27	$ 789	0.25%	0.25%	-	2.69%	2.69% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities
2008	309	$10.15	$10.00	$ 3,128	0.80%	1.00%	1.87%	(36.12%)	(36.25%)
2007	524	$15.89	$15.68	$ 8,303	0.80%	1.00%	0.20%	19.70%	19.45%
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
2005	293	$10.15	$10.06	$ 2,989	0.80%	1.00%	2.24%	8.67%	8.45%
2004	218	$9.34	$9.28	$ 2,037	0.80%	1.00%	2.46%	23.61%	23.36%
VIP - Utilities Investor Class
2008	150	$10.16	$10.16	$ 1,523	0.25%	0.25%	1.30%	(35.81%)	(35.81%)
2007	564	$15.82	$15.82	$ 8,921	0.25%	0.25%	2.82%	20.23%	20.23%
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%
VIP - Technology
2008	361	$6.06	$5.97	$ 2,185	0.80%	1.00%	0.13%	(51.17%)	(51.26%)
2007	471	$12.41	$12.25	$ 5,840	0.80%	1.00%	-	14.43%	14.20%
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
2005	709	$10.11	$10.02	$ 7,170	0.80%	1.00%	0.42%	10.00%	9.78%
2004	1,080	$9.19	$9.13	$ 9,924	0.80%	1.00%	-	(0.38%)	(0.58%)
VIP - Technology Investor Class
2008	180	$6.55	$6.55	$ 1,177	0.25%	0.25%	0.07%	(50.97%)	(50.97%)
2007	206	$13.35	$13.36	$ 2,746	0.25%	0.25%	-	14.86%	14.86%
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
2005	20	$10.78	$10.78	$ 221	0.25%	0.25%	-	7.84%	7.84% (d)
VIP - Energy
2008	550	$14.48	$14.26	$ 7,959	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	746	$31.94	$31.53	$ 23,815	0.80%	1.00%	0.02%	44.80%	44.51%
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
2005	1,195	$19.02	$18.85	$ 22,720	0.80%	1.00%	0.53%	45.14%	44.85%
2004	680	$13.10	$13.01	$ 8,905	0.80%	1.00%	0.83%	22.96%	22.72%
VIP - Energy Investor Class
2008	546	$8.43	$8.43	$ 4,606	0.25%	0.25%	0.02%	(54.44%)	(54.44%)
2007	701	$18.50	$18.50	$ 12,967	0.25%	0.25%	0.27%	45.51%	45.51%
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
2005	48	$10.92	$10.92	$ 522	0.25%	0.25%	0.59%	9.23%	9.23% (d)
VIP - Health Care
2008	340	$9.38	$9.24	$ 3,179	0.80%	1.00%	0.34%	(32.77%)	(32.90%)
2007	480	$13.95	$13.77	$ 6,691	0.80%	1.00%	0.07%	9.32%	9.10%
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
2005	785	$12.09	$11.99	$ 9,481	0.80%	1.00%	0.19%	16.12%	15.89%
2004	680	$10.42	$10.34	$ 7,078	0.80%	1.00%	0.31%	8.09%	7.88%
VIP - Health Care Investor Class
2008	196	$8.15	$8.15	$ 1,595	0.25%	0.25%	0.36%	(32.48%)	(32.48%)
2007	350	$12.06	$12.06	$ 4,217	0.25%	0.25%	0.31%	9.74%	9.74%
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
2005	27	$10.38	$10.38	$ 281	0.25%	0.25%	-	3.76%	3.76% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services
2008	203	$6.45	$6.35	$ 1,304	0.80%	1.00%	1.98%	(50.48%)	(50.58%)
2007	173	$13.02	$12.85	$ 2,256	0.80%	1.00%	0.32%	(14.12%)	(14.30%)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%
2005	270	$13.14	$13.02	$ 3,549	0.80%	1.00%	1.34%	6.85%	6.64%
2004	331	$12.30	$12.21	$ 4,069	0.80%	1.00%	-	10.84%	10.61%
VIP - Financial Services Investor Class
2008	187	$5.31	$5.31	$ 994	0.25%	0.25%	2.66%	(50.30%)	(50.30%)
2007	79	$10.69	$10.69	$ 842	0.25%	0.25%	2.71%	(13.81%)	(13.81%)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
2005	13	$10.71	$10.71	$ 137	0.25%	0.25%	-	7.08%	7.08% (d)
VIP - Industrials
2008	138	$12.25	$12.07	$ 1,692	0.80%	1.00%	0.97%	(40.32%)	(40.44%)
2007	168	$20.53	$20.27	$ 3,445	0.80%	1.00%	0.05%	17.34%	17.11%
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
2005	249	$15.25	$15.12	$ 3,793	0.80%	1.00%	0.61%	11.98%	11.76%
2004	254	$13.62	$13.53	$ 3,459	0.80%	1.00%	0.63%	23.11%	22.86%
VIP - Industrials Investor Class
2008	216	$8.54	$8.54	$ 1,847	0.25%	0.25%	1.20%	(39.99%)	(39.99%)
2007	168	$14.24	$14.24	$ 2,396	0.25%	0.25%	0.80%	17.82%	17.82%
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
2005	3	$10.50	$10.50	$ 36	0.25%	0.25%	0.64%	4.96%	4.96% (d)
VIP - Consumer Discretionary
2008	23	$7.43	$7.32	$ 168	0.80%	1.00%	0.41%	(34.63%)	(34.76%)
2007	27	$11.36	$11.22	$ 307	0.80%	1.00%	0.02%	(8.88%)	(9.06%)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
2005	40	$11.16	$11.06	$ 446	0.80%	1.00%	-	2.15%	1.94%
2004	66	$10.93	$10.85	$ 720	0.80%	1.00%	-	8.46%	8.25%
VIP - Consumer Discretionary Investor Class
2008	16	$6.80	$6.80	$ 112	0.25%	0.25%	0.40%	(34.26%)	(34.26%)
2007	19	$10.34	$10.34	$ 199	0.25%	0.25%	0.09%	(8.52%)	(8.52%)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
2005	2	$10.06	$10.06	$ 25	0.25%	0.25%	-	0.61%	0.61% (d)
VIP - Real Estate
2008	197	$11.03	$10.92	$ 2,172	0.80%	1.00%	2.53%	(40.35%)	(40.47%)
2007	246	$18.50	$18.34	$ 4,542	0.80%	1.00%	0.08%	(18.39%)	(18.55%)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
2005	726	$16.71	$16.64	$ 12,132	0.80%	1.00%	2.60%	14.21%	13.98%
2004	728	$14.63	$14.60	$ 10,652	0.80%	1.00%	3.22%	33.07%	32.80%
VIP - Real Estate Investor Class
2008	236	$6.99	$6.99	$ 1,650	0.25%	0.25%	2.61%	(40.06%)	(40.06%)
2007	184	$11.67	$11.67	$ 2,146	0.25%	0.25%	1.07%	(18.04%)	(18.04%)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%
2005	17	$10.45	$10.45	$ 176	0.25%	0.25%	3.95%	4.51%	4.51% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2008	777	$11.12	$11.01	$ 8,629	0.80%	1.00%	5.32%	(10.92%)	(11.10%)
2007	782	$12.48	$12.39	$ 9,745	0.80%	1.00%	0.49%	4.74%	4.52%
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
2005	964	$11.14	$11.10	$ 10,736	0.80%	1.00%	4.98%	2.27%	2.07%
2004	548	$10.89	$10.87	$ 5,965	0.80%	1.00%	3.68%	8.89%	8.74% (e)
VIP - Strategic Income Investor Class
2008	1,913	$10.22	$10.22	$ 19,559	0.25%	0.25%	5.19%	(10.56%)	(10.56%)
2007	1,644	$11.43	$11.43	$ 18,792	0.25%	0.25%	5.58%	5.28%	5.28%
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
2005	84	$10.09	$10.09	$ 852	0.25%	0.25%	7.57%	0.93%	0.93% (d)
VIP - Aggressive Growth
2008	62	$6.93	$6.88	$ 430	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	93	$13.64	$13.57	$ 1,268	0.80%	1.00%	-	16.58%	16.34%
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
2005	30	$10.87	$10.86	$ 327	0.80%	1.00%	-	8.68%	8.57% (c)
VIP - Aggressive Growth Investor Class
2008	53	$6.65	$6.65	$ 350	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	62	$13.04	$13.04	$ 809	0.25%	0.25%	-	17.10%	17.10%
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
2005	1	$10.29	$10.29	$ 8	0.25%	0.25%	-	2.94%	2.94% (d)
VIP - International Capital Appreciation
2008	-	-	-	-	-	-	-	-	-
2007	-	-	-	-	-	-	-	-	-
2006	-	-	-	-	0.80%	1.00%	-	1.22%	1.18%
2005	39	$11.38	$11.37	$ 449	0.80%	1.00%	0.39%	13.81%	13.70%
VIP - International Capital Appreciation Class R
2008	124	$6.61	$6.56	$ 814	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	185	$13.49	$13.42	$ 2,495	0.80%	1.00%	0.08%	4.32%	4.11%
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36% (b)
VIP - International Capital Appreciation, Class R Investor Class
2008	212	$6.33	$6.33	$ 1,342	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	317	$12.86	$12.86	$ 4,075	0.25%	0.25%	0.74%	4.80%	4.80%
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
2005	39	$10.77	$10.77	$ 417	0.25%	0.25%	0.35%	7.73%	7.73% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2008	132	$7.05	$7.00	$ 926	0.80%	1.00%	1.37%	(45.05%)	(45.16%)
2007	136	$12.84	$12.77	$ 1,735	0.80%	1.00%	0.09%	3.72%	3.51%
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%
2005	202	$10.83	$10.82	$ 2,192	0.80%	1.00%	0.61%	8.30%	8.19% (c)
VIP - Value Leaders Investor Class
2008	288	$6.88	$6.88	$ 1,977	0.25%	0.25%	1.59%	(44.81%)	(44.81%)
2007	259	$12.46	$12.46	$ 3,227	0.25%	0.25%	1.42%	4.22%	4.22%
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
2005	7	$10.42	$10.42	$ 71	0.25%	0.25%	0.62%	4.20%	4.20% (d)
VIP - Value
2008	173	$6.52	$6.47	$ 1,127	0.80%	1.00%	0.90%	(46.97%)	(47.08%)
2007	219	$12.29	$12.23	$ 2,689	0.80%	1.00%	0.10%	1.27%	1.07%
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
2005	67	$10.66	$10.65	$ 708	0.80%	1.00%	0.63%	6.60%	6.49% (c)
VIP - Value Investor Class
2008	287	$6.37	$6.37	$ 1,828	0.25%	0.25%	0.84%	(46.66%)	(46.66%)
2007	316	$11.95	$11.95	$ 3,772	0.25%	0.25%	0.60%	1.73%	1.73%
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
2005	15	$10.28	$10.28	$ 151	0.25%	0.25%	0.76%	2.83%	2.83% (d)
VIP - Growth Stock
2008	26	$7.09	$7.04	$ 183	0.80%	1.00%	0.10%	(45.11%)	(45.23%)
2007	60	$12.91	$12.85	$ 764	0.80%	1.00%	-	21.68%	21.43%
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
2005	141	$10.58	$10.57	$ 1,486	0.80%	1.00%	-	5.80%	5.70% (c)
VIP - Growth Stock Investor Class
2008	49	$7.00	$7.00	$ 345	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	41	$12.69	$12.69	$ 516	0.25%	0.25%	-	22.15%	22.15%
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
2005	4	$10.32	$10.32	$ 39	0.25%	0.25%	-	3.19%	3.19% (d)
VIP - Freedom Income
2008	49	$10.16	$10.16	$ 501	0.80%	0.80%	3.78%	(11.17%)	(11.17%)
2007	48	$11.44	$11.44	$ 545	0.80%	0.80%	0.26%	5.35%	5.35%
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
2005	71	$10.23	$10.23	$ 727	0.80%	0.80%	1.27%	2.32%	2.32% (c)
VIP - Freedom Income Investor Class
2008	178	$10.20	$10.20	$ 1,818	0.25%	0.25%	4.93%	(10.77%)	(10.77%)
2007	104	$11.43	$11.43	$ 1,187	0.25%	0.25%	5.83%	5.81%	5.81%
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%
2005	45	$10.14	$10.14	$ 457	0.25%	0.25%	-	1.41%	1.41% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2005
2008	50	$9.28	$9.28	$ 464	0.80%	0.80%	3.52%	(24.44%)	(24.44%)
2007	45	$12.28	$12.28	$ 555	0.80%	0.80%	0.23%	7.78%	7.78%
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
2005	14	$10.48	$10.48	$ 142	0.80%	0.80%	0.28%	4.82%	4.82% (c)
VIP - Freedom 2005 Investor Class
2008	142	$9.21	$9.21	$ 1,307	0.25%	0.25%	4.28%	(24.10%)	(24.10%)
2007	88	$12.14	$12.14	$ 1,071	0.25%	0.25%	4.00%	8.28%	8.28%
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
2005	10	$10.24	$10.24	$ 106	0.25%	0.25%	-	2.41%	2.41% (d)
VIP - Freedom 2010
2008	198	$9.18	$9.18	$ 1,820	0.80%	0.80%	2.89%	(25.65%)	(25.65%)
2007	199	$12.34	$12.34	$ 2,451	0.80%	0.80%	0.29%	7.84%	7.84%
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
2005	219	$10.51	$10.51	$ 2,296	0.80%	0.80%	1.13%	5.06%	5.06% (c)
VIP - Freedom 2010 Investor Class
2008	418	$9.09	$9.09	$ 3,798	0.25%	0.25%	3.19%	(25.17%)	(25.17%)
2007	385	$12.14	$12.14	$ 4,670	0.25%	0.25%	4.05%	8.36%	8.36%
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
2005	14	$10.26	$10.26	$ 140	0.25%	0.25%	-	2.61%	2.61% (d)
VIP - Freedom 2015
2008	284	$9.20	$9.20	$ 2,615	0.80%	0.80%	2.89%	(27.61%)	(27.61%)
2007	257	$12.71	$12.71	$ 3,258	0.80%	0.80%	0.37%	8.45%	8.45%
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
2005	231	$10.64	$10.64	$ 2,457	0.80%	0.80%	1.14%	6.37%	6.37% (c)
VIP - Freedom 2015 Investor Class
2008	442	$9.05	$9.05	$ 3,997	0.25%	0.25%	2.94%	(27.30%)	(27.30%)
2007	446	$12.44	$12.44	$ 5,546	0.25%	0.25%	3.70%	8.99%	8.99%
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
2005	11	$10.32	$10.32	$ 115	0.25%	0.25%	-	3.21%	3.21% (d)
VIP - Freedom 2020
2008	210	$8.72	$8.72	$ 1,828	0.80%	0.80%	2.72%	(33.14%)	(33.14%)
2007	162	$13.04	$13.04	$ 2,116	0.80%	0.80%	0.20%	9.35%	9.35%
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%
2005	189	$10.74	$10.74	$ 2,024	0.80%	0.80%	0.85%	7.35%	7.35% (c)
VIP - Freedom 2020 Investor Class
2008	681	$8.54	$8.54	$ 5,823	0.25%	0.25%	2.95%	(32.80%)	(32.80%)
2007	587	$12.72	$12.72	$ 7,470	0.25%	0.25%	3.31%	9.92%	9.92%
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
2005	16	$10.37	$10.37	$ 170	0.25%	0.25%	-	3.71%	3.71% (d)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2025
2008	84	$8.63	$8.63	$ 723	0.80%	0.80%	2.89%	(34.69%)	(34.69%)
2007	67	$13.21	$13.21	$ 888	0.80%	0.80%	0.20%	9.61%	9.61%
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
2005	32	$10.80	$10.80	$ 347	0.80%	0.80%	0.77%	8.02%	8.02% (c)
VIP - Freedom 2025 Investor Class
2008	150	$8.42	$8.42	$ 1,258	0.25%	0.25%	1.88%	(34.38%)	(34.38%)
2007	180	$12.83	$12.83	$ 2,304	0.25%	0.25%	3.54%	10.11%	10.11%
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
2005	17	$10.40	$10.40	$ 176	0.25%	0.25%	-	4.01%	4.01% (d)
VIP - Freedom 2030
2008	96	$8.30	$8.30	$ 800	0.80%	0.80%	2.35%	(38.54%)	(38.54%)
2007	93	$13.51	$13.51	$ 1,254	0.80%	0.80%	0.16%	10.47%	10.47%
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
2005	46	$10.89	$10.89	$ 505	0.80%	0.80%	0.74%	8.87%	8.87% (c)
VIP - Freedom 2030 Investor Class
2008	228	$8.06	$8.06	$ 1,836	0.25%	0.25%	2.79%	(38.28%)	(38.28%)
2007	210	$13.06	$13.06	$ 2,744	0.25%	0.25%	2.29%	11.00%	11.00%
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
2005	1	$10.43	$10.43	$ 8	0.25%	0.25%	-	4.31%	4.31% (d)
VIP - Freedom Lifetime Income I
2008	199	$9.19	$9.19	$ 1,828	0.60%	0.60%	3.27%	(23.15%)	(23.15%)
2007	233	$11.95	$11.95	$ 2,780	0.60%	0.60%	3.53%	7.50%	7.50%
2006	138	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50% (b)
VIP - Freedom Lifetime Income II
2008	53	$8.87	$8.87	$ 474	0.60%	0.60%	3.25%	(28.93%)	(28.93%)
2007	57	$12.48	$12.48	$ 711	0.60%	0.60%	4.17%	9.01%	9.01%
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71% (b)
VIP - Disciplined Small Cap
2008	71	$6.43	$6.40	$ 454	0.80%	1.00%	0.85%	(34.31%)	(34.45%)
2007	79	$9.79	$9.76	$ 769	0.80%	1.00%	0.04%	(3.03%)	(3.23%)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87% (b)
VIP - Disciplined Small Cap Investor Class
2008	228	$6.51	$6.51	$ 1,488	0.25%	0.25%	0.82%	(34.00%)	(34.00%)
2007	178	$9.87	$9.87	$ 1,753	0.25%	0.25%	0.49%	(2.65%)	(2.65%)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37% (b)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 20%
2008	1,655	$10.12	$9.92	$ 16,692	0.25%	1.00%	3.25%	(8.47%)	(9.16%)
2007	1,044	$11.06	$10.92	$ 11,529	0.25%	1.00%	1.57%	5.75%	4.95%
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01% (b)
VIP - FundsManager 50%
2008	4,697	$8.73	$8.56	$ 40,810	0.25%	1.00%	2.56%	(22.77%)	(23.35%)
2007	4,364	$11.31	$11.17	$ 49,232	0.25%	1.00%	1.49%	6.82%	6.01%
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33% (b)
VIP - FundsManager 60% (a)
2008	7,403	$7.52	$7.34	$ 54,500	0.25%	1.25%	2.51%	(27.11%)	(27.78%)
2007	1,054	$10.17	$10.16	$ 10,717	1.10%	1.25%	1.68%	1.66%	1.61%
VIP - FundsManager 70%
2008	4,867	$7.78	$7.63	$ 37,748	0.25%	1.00%	2.02%	(32.20%)	(32.71%)
2007	4,775	$11.48	$11.34	$ 54,707	0.25%	1.00%	1.00%	7.52%	6.71%
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24% (b)
VIP - FundsManager 85%
2008	2,253	$7.15	$7.00	$ 16,054	0.25%	1.00%	1.53%	(38.35%)	(38.82%)
2007	2,005	$11.59	$11.44	$ 23,188	0.25%	1.00%	0.62%	8.35%	7.46%
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45% (b)
VIP - Consumer Staples (a)
2008	78	$8.65	$8.62	$ 673	0.80%	1.00%	1.19%	(21.98%)	(22.14%)
2007	25	$11.09	$11.09	$ 280	0.80%	0.80%	0.05%	10.87%	10.87%
VIP - Consumer Staples Investor Class (a)
2008	129	$8.72	$8.72	$ 1,128	0.25%	0.25%	1.55%	(21.60%)	(21.60%)
2007	45	$11.12	$11.12	$ 497	0.25%	0.25%	1.12%	11.19%	11.19%
VIP - Materials (a)
2008	109	$5.99	$5.97	$ 649	0.80%	1.00%	0.72%	(47.31%)	(47.42%)
2007	42	$11.36	$11.36	$ 484	0.80%	0.80%	0.05%	13.65%	13.65%
VIP - Materials Investor Class (a)
2008	122	$6.03	$6.03	$ 734	0.25%	0.25%	0.47%	(47.11%)	(47.11%)
2007	56	$11.40	$11.40	$ 635	0.25%	0.25%	1.61%	14.00%	14.00%
VIP - Telecommunications (a)
2008	19	$5.16	$5.16	$ 100	0.80%	0.80%	4.88%	(47.84%)	(47.84%)
2007	8	$9.89	$9.89	$ 81	0.80%	0.80%	0.02%	(1.12%)	(1.12%)
VIP - Telecommunications Investor Class (a)
2008	13	$5.20	$5.20	$ 68	0.25%	0.25%	1.06%	(47.60%)	(47.60%)
2007	10	$9.91	$9.91	$ 102	0.25%	0.25%	0.36%	(0.85%)	(0.85%)
VIP - Emerging Markets (a)
2008	17	$4.44	$4.44	$ 77	0.80%	0.80%	0.83%	(55.60%)	(55.60%)
VIP - Emerging Markets Investor Class (a)
2008	76	$4.45	$4.45	$ 338	0.25%	0.25%	2.41%	(55.53%)	(55.53%)

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2008	935	$6.78	$14.29	$ 10,372	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	1,659	$15.68	$33.28	$ 43,077	0.25%	1.00%	0.06%	40.10%	39.04%
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
2005	1,699	$17.87	$17.63	$ 30,287	0.80%	1.00%	0.35%	32.79%	32.52%
2004	1,082	$13.45	$13.30	$ 14,551	0.80%	1.00%	0.60%	22.13%	21.88%
UIF - Emerging Markets Debt
2008	293	$9.78	$18.51	$ 3,889	0.25%	1.00%	6.49%	(15.19%)	(15.83%)
2007	282	$11.53	$21.99	$ 4,634	0.25%	1.00%	0.89%	6.26%	5.46%
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%
2005	295	$19.26	$19.01	$ 5,680	0.80%	1.00%	7.86%	11.36%	11.13%
2004	285	$17.30	$17.10	$ 4,923	0.80%	1.00%	6.42%	9.18%	8.96%
UIF - Global Value Equity
2008	315	$7.06	$11.23	$ 2,879	0.25%	1.00%	2.64%	(40.30%)	(40.75%)
2007	431	$11.82	$18.95	$ 6,707	0.25%	1.00%	0.28%	6.37%	5.57%
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
2005	415	$15.16	$14.96	$ 6,280	0.80%	1.00%	1.04%	4.99%	4.78%
2004	435	$14.44	$14.27	$ 6,273	0.80%	1.00%	0.97%	12.63%	12.40%
UIF - International Magnum
2008	577	$6.92	$9.36	$ 4,664	0.25%	1.00%	3.35%	(44.76%)	(45.18%)
2007	760	$12.53	$17.07	$ 11,432	0.25%	1.00%	0.34%	14.30%	13.44%
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
2005	425	$12.31	$12.15	$ 5,222	0.80%	1.00%	1.31%	10.18%	9.96%
2004	391	$11.17	$11.05	$ 4,367	0.80%	1.00%	2.93%	16.45%	16.21%
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	120	$13.69	$13.45	$ 1,638	0.80%	1.00%	0.01%	22.44%	22.19%
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
2005	197	$10.51	$10.37	$ 2,069	0.80%	1.00%	-	10.47%	10.25%
2004	307	$9.52	$9.41	$ 2,917	0.80%	1.00%	-	5.76%	5.54%
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	248	$25.12	$24.69	$ 6,219	0.80%	1.00%	-	5.78%	5.57%
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
2005	424	$20.51	$20.24	$ 8,688	0.80%	1.00%	-	0.67%	0.46%
2004	556	$20.37	$20.14	$ 11,320	0.80%	1.00%	-	15.25%	15.02%
OMIF - Select Value
2008	-	-	-	-	-	-	2.45%	(23.08%)	(23.23%)
2007	128	$21.57	$21.20	$ 2,751	0.80%	1.00%	0.13%	4.67%	4.46%
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
2005	232	$16.52	$16.31	$ 3,831	0.80%	1.00%	1.92%	3.67%	3.47%
2004	301	$15.94	$15.76	$ 4,801	0.80%	1.00%	2.04%	2.03%	1.82%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	453	$12.13	$11.92	$ 5,498	0.80%	1.00%	-	32.26%	31.99%
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
2005	826	$8.83	$8.71	$ 7,284	0.80%	1.00%	-	9.04%	8.82%
2004	1,203	$8.10	$8.01	$ 9,739	0.80%	1.00%	-	5.57%	5.36%
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	279	$21.00	$20.64	$ 5,846	0.80%	1.00%	-	22.71%	22.46%
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
2005	493	$15.96	$15.75	$ 7,869	0.80%	1.00%	-	4.86%	4.65%
2004	713	$15.22	$15.05	$ 10,852	0.80%	1.00%	-	6.06%	5.85%
WFAF - Advantage VT Discovery
2008	221	$11.55	$11.32	$ 2,543	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	271	$20.92	$20.56	$ 5,645	0.80%	1.00%	-	21.34%	21.09%
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%
2005	401	$15.16	$14.96	$ 6,066	0.80%	1.00%	-	8.73%	8.51%
2004	512	$13.94	$13.78	$ 7,133	0.80%	1.00%	-	18.20%	17.96%
WFAF - Advantage VT Opportunity
2008	129	$13.39	$13.13	$ 1,730	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	155	$22.53	$22.14	$ 3,482	0.80%	1.00%	0.07%	5.78%	5.56%
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
2005	245	$19.13	$18.88	$ 4,681	0.80%	1.00%	-	7.02%	6.81%
2004	321	$17.88	$17.67	$ 5,735	0.80%	1.00%	-	17.27%	17.04%
CST - Small Cap Core I
2008	173	$7.61	$7.46	$ 1,314	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	219	$11.73	$11.53	$ 2,572	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
2005	392	$11.47	$11.32	$ 4,500	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	654	$11.88	$11.75	$ 7,771	0.80%	1.00%	-	9.98%	9.76%
CST - International Focus
2008	162	$6.12	$9.68	$ 1,458	0.25%	1.00%	1.63%	(41.18%)	(41.63%)
2007	159	$16.88	$16.59	$ 2,682	0.80%	1.00%	0.10%	15.66%	15.42%
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
2005	147	$12.40	$12.23	$ 1,831	0.80%	1.00%	0.77%	16.50%	16.27%
2004	144	$10.64	$10.52	$ 1,530	0.80%	1.00%	0.95%	13.82%	13.59%
CST - Global Small Cap Focus
2008	57	$7.29	$7.15	$ 418	0.80%	1.00%	1.68%	(47.18%)	(47.29%)
2007	90	$13.81	$13.57	$ 1,235	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
2005	180	$12.90	$12.73	$ 2,317	0.80%	1.00%	-	15.22%	14.99%
2004	193	$11.20	$11.07	$ 2,157	0.80%	1.00%	-	17.04%	16.81%

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets
2008	717	$7.55	$7.40	$ 5,379	0.25%	1.00%	1.92%	(48.72%)	(49.11%)
2007	828	$14.72	$14.54	$ 12,151	0.25%	1.00%	0.33%	33.29%	32.29%
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90% (b)
SAI - Mid Cap Value (a)
2008	58	$6.02	$6.00	$ 349	0.80%	1.00%	1.15%	(35.66%)	(35.79%)
2007	28	$9.36	$9.36	$ 266	0.80%	0.80%	0.29%	(6.35%)	(6.35%)
SAI - Mid Cap Value Investor Class (a)
2008	35	$6.06	$6.06	$ 210	0.25%	0.25%	0.57%	(35.42%)	(35.42%)
2007	8	$9.39	$9.39	$ 78	0.25%	0.25%	1.32%	(6.10%)	(6.10%)
SAI - Small Cap Blend (a)
2008	51	$5.59	$5.57	$ 286	0.80%	1.00%	0.58%	(38.91%)	(39.03%)
2007	16	$9.15	$9.15	$ 142	0.80%	0.80%	0.03%	(8.47%)	(8.47%)
SAI - Small Cap Blend Investor Class (a)
2008	56	$5.63	$5.63	$ 317	0.25%	0.25%	0.29%	(38.69%)	(38.69%)
2007	14	$9.18	$9.18	$ 127	0.25%	0.25%	0.13%	(8.21%)	(8.21%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) These portfolios commenced operations on May 1, 2006.

(c) These portfolios commenced operations on July 1, 2005.

(d) These portfolios commenced operations on August 15, 2005.

(e) These portfolios commenced operations on April 30, 2004.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2008, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 17, 2009

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0209
1.xxxxxx.xxx

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2008.

Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2008 and 2007.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2008 and 2007.

Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2008 and 2007.

Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2008 and 2007.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2008 and 2007.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4)(a) Variable Income Annuity Qualified Policy. (Note 2)

(4)(b) Variable Income Annuity Non-qualified Policy. (Note 2)

(5) Application for Variable Income Annuity. (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Not Applicable

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9) Legal opinion and consent of David J. Pearlman filed herein as exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as exhibit 10.

(11) Not Applicable

(12) Not Applicable

(13) Powers of Attorney

(a) Power of Attorney for Malcolm MacKay (Note 2)

(b) Power of Attorney for Allan Brandon (Note 2)

(c) Power of Attorney for Roger T. Servison (Note 2)

(d) Power of Attorney for Rodney R. Rohda (Note 2)

(e) Power of Attorney for Jon J. Skillman (Note 2)

(f) Power of Attorney for Floyd L. Smith (Note 2)

(g) Power of Attorney for Peter G. Johannsen (Note 2)

(h) Power of Attorney for Albert Francke (Note 2)

(i) Power of Attorney for Miles Mei (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 3)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 3)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement No. 333-130942, filed electronically on March 30, 2006, on behalf of Empire Fidelity Invesments Variable Annuity Account A.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376 filed electronically on April 27, 1997 on behalf of Empire Fidelity Iinvestments Annuity Account A.

Item 25.Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

ALLAN BRANDON

WILLIAM R. EBSWORTH

ALBERT FRANCKE

KATHLEEN M. GRAVELINE

PETER G. JOHANNSEN

MALCOLM MACKAY

RODNEY R. ROHDA

ROGER T. SERVISON

JON J. SKILLMAN, Director and President

FLOYD L. SMITH

Executive Officers Who Are Not Directors

Jeffrey K. Cimini, Executive Vice President, Sales

Joan M. Bloom, Senior Vice President, Marketing

William J. Johnson Jr., Actuary & Executive Vice President, Investment Product Development & Risk Management

David A. Golino, Senior Vice President & Chief Financial Officer

Miles Mei, Treasurer

Robert J. Cummings, Senior Vice President, Client Services

David J. Pearlman, Vice President and General Counsel

Paul J. Vancheri, Senior Vice President, Systems and Technology

Earl F. Martin, Appointed Actuary

Brian N. Leary, Chief Compliance Officer and Consumer Services Officer

Edward M. Shea, Secretary

The addresses of Albert Francke, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2009, there were 17 Qualified Contracts and 2 Non-qualified contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
	Rodger A. Lawson		Director
	James C. Burton		President and Chief Executive Officer
	Richard Lyons		Chief Financial Officer and Senior Vice President
	John W. Callahan		Executive Vice President
	Jim Smith		Senior Vice President, Real Estate
	Donald St. Peter		Vice President, Real Estate
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	David Forman		Secretary and Chief Legal Officer
	Mary Brady		Assistant Secretary
	Peter D. Stahl		Assistant Secretary
	Susan Boudrot		Chief Compliance Officer

The address for each person named in Item 29(a) is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2008, 2007 and 2006 were $3,479,222, $3,094,320 and $2,743,836 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April 2009.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/Edward M. Shea
	Jon J. Skillman			Edward M. Shea,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2009.

Signature	Title
/s/ *
Jon J. Skillman	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)By:	/s/ David J. Pearlman
Allan Brandon	Director	)	David J. Pearlman
		)	(Attorney-in-Fact)*
/s/ *		)
Albert Francke	Director	)
)
/s/ *		)
Peter G. Johnannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)By:	/s/ David J. Pearlman
		)	David J. Pearlman
/s/ *		)	(Attorney-in-Fact)*
Floyd L. Smith	Director	)